AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2005

                                                    1933 Act File No. 333-123502
                                                    1940 Act File No. 811-21733

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

          [ X ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      [ X ] Pre-Effective Amendment No. 2
                                                       --
                      [   ] Post-Effective Amendment No. ___

                                       and

      [ X ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                      [ X ] Amendment No. 2
                                         ---

                          Liberty All-Star Mid-Cap Fund
               (Exact Name of Registrant as Specified in Charter)

                               100 Federal Street
                           Boston Massachusetts 02111
                    (Address of Principal Executive Offices)

                                 (800) 542-3863
              (Registrant's Telephone Number, including Area Code)

                           William R. Parmentier, Jr.
                               100 Federal Street
                           Boston Massachusetts 02111
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

                            Clifford Alexander, Esq.
                            Kathy Kresch Ingber, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1800

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement
                           ---------------------------
If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

   It is proposed that this filing will become effective (check appropriate box)

   [   ]  when declared effective pursuant to section 8(c).


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------
Title of         Amount Being    Proposed        Proposed          Amount of
Securities       Registered (1)  Maximum         Maximum           Registration
Being Registered                 Offering Price  Aggregate         Fee (1)(2)
                                 Per Unit        Offering Price(1)
--------------------------------------------------------------------------------
Shares of        50,000          $20.00          $1,000,000.00     $117.70
Beneficial
Interest
--------------------------------------------------------------------------------


(1)  Estimated solely for the purpose of calculating the registration fee.

(2)  Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                       Contents of Registration Statement



Cover Page

Contents of Registration Statement

Prospectus:                              Liberty All-Star Mid-Cap Fund

Statement of Additional Information:     Liberty All-Star Mid-Cap Fund

Part C

Signatures

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. ALL-STAR MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



PROSPECTUS       SUBJECT TO COMPLETION, DATED SEPTEMBER 28, 2005
                                                      SHARES


                        LIBERTY ALL-STAR(R) MID-CAP FUND

                          SHARES OF BENEFICIAL INTEREST


     Investment Objective and Strategy. Liberty All-Star Mid-Cap Fund ("All-Star" or the "Fund") is a newly organized, multi-managed, diversified, closed-end management investment company. The investment objective of All-Star is to seek total investment return, primarily through long-term capital appreciation and secondarily through current income. Under normal market conditions, All-Star will seek its investment objective by investing primarily in a diversified portfolio of mid-cap equity securities. All-Star cannot assure you that it will achieve its investment objective.

     All-Star will allocate its portfolio assets among a number of independent investment management organizations, each having a different investment style (each a "Portfolio Manager"). The Portfolio Managers will be recommended and monitored by All-Star's fund manager, Banc of America Investment Advisors, Inc., formerly known as Liberty Asset Management Company ("BAIA" or the "Fund Manager"), an indirect, wholly owned subsidiary of Bank of America Corporation, utilizing processes that BAIA has employed on behalf of registered closed-end fund clients since 1986. Under normal market conditions, BAIA expects to allocate between 40% and 60% of All-Star's net assets to Portfolio Managers that utilize a "growth" approach to investing and between 40% and 60% of All-Star's net assets to Portfolio Managers that utilize a "value" approach to investing.


     NO PRIOR TRADING HISTORY. BECAUSE ALL-STAR IS NEWLY ORGANIZED, ITS SHARES HAVE NO HISTORY OF PUBLIC TRADING AND THERE HAS BEEN NO PUBLIC MARKET FOR THE SHARES. SHARES OF CLOSED-END FUNDS FREQUENTLY TRADE AT PRICES BELOW THEIR NET ASSET VALUE ("DISCOUNT"). THE RISK OF LOSS DUE TO THIS DISCOUNT MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD OF TIME AFTER COMPLETION OF THE PUBLIC OFFERING. All-Star has applied to list its shares on the New York Stock Exchange ("Exchange"). The trading or "ticker" symbol is expected to be "ASM."


     INVESTING IN ALL-STAR'S SHARES INVOLVES RISKS THAT ARE DESCRIBED UNDER "RISK FACTORS" BEGINNING ON PAGE 22 OF THIS PROSPECTUS.

                                                               TOTAL ASSUMING
                                                              FULL EXERCISE OF
                                PER SHARE      TOTAL(1)     OVERALLOTMENT OPTION
                                ----------    ----------    --------------------

Public Offering Price           $    20.00    $             $
Sales Load                      $     0.90    $             $
Proceeds to All-Star (1)(2)     $    19.10    $             $


(1) Total organizational expenses are estimated to be $ . Total expenses of the offering are estimated to be $ , or $ assuming full exercise of
     the over-allotment option, which represents $    , or $     per share,
     respectively. The Fund Manager has agreed to pay All-Star's organizational expenses and to reimburse All-Star's offering expenses to the extent that the aggregate of All-Star's organizational and offering expenses exceed $0.04 per share.


(2) The underwriters have been granted an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional shares at the public offering price, less the sales load, to cover over-allotments. If such option is exercised, the total price to the public, total sales load and total proceeds to All-Star, will be correspondingly increased as set forth in the table above.

     Neither the U.S. Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The underwriters expect to deliver the shares to purchasers on or about   ,
2005.


                         BANC OF AMERICA SECURITIES LLC

        NUVEEN INVESTMENTS LLC                       ADVEST, INC.
        FERRIS, BAKER WATTS INCORPORATED             KEYBANC CAPITAL MARKETS
        RBC CAPITAL MARKETS                          SUNTRUST ROBINSON HUMPHREY
        WEDBUSH MORGAN SECURITIES                    WELLS FARGO SECURITIES

                                     , 2005

     PORTFOLIO MANAGERS. It is anticipated that All-Star's investment portfolio initially will be allocated among the following investment management firms (referred to as "Portfolio Managers"):

     -    Fiduciary Management, Inc.
     -    M.A. Weatherbie & Co., Inc.
     -    Mazama Capital Management, Inc.
     -    Sasco Capital, Inc.
     -    Schneider Capital Management Corporation

     From time to time, Portfolio Managers may be removed or added.

     All-Star's address is 100 Federal Street, Boston, Massachusetts 02110, and its telephone number is 1-617-434-5949.


     YOU SHOULD READ THIS PROSPECTUS, WHICH CONTAINS IMPORTANT INFORMATION ABOUT ALL-STAR THAT YOU SHOULD KNOW BEFORE INVESTING, AND RETAIN IT FOR FUTURE
REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED      , 2005, CONTAINING
ADDITIONAL INFORMATION ABOUT ALL-STAR, HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THIS PROSPECTUS. THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 41 OF THIS PROSPECTUS. INVESTORS MAY REQUEST A FREE COPY OF ALL-STAR'S STATEMENT OF ADDITIONAL INFORMATION, ADDITIONAL INFORMATION ABOUT ALL-STAR, OR MAKE SHAREHOLDER INQUIRIES BY CALLING 1-800-605-9971, WRITING TO THE ADDRESS PROVIDED ABOVE, OR ACCESSING www.all-starfunds.com. THE SEC MAINTAINS AN INTERNET WEBSITE AT www.sec.gov THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION REGARDING ALL-STAR.

     THE SHARES OFFERED HEREBY DO NOT REPRESENT A DEPOSIT OBLIGATION OF, AND ARE NOT GUARANTEED OR ENDORSED BY, BANK OF AMERICA OR ANY OTHER BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES OR AN OFFER TO ANY PERSON IN ANY STATE OR JURISDICTION OF THE UNITED STATES OR ANY COUNTRY WHERE SUCH OFFER WOULD BE UNLAWFUL. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE AN IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE FACTS AS SET FORTH IN THE PROSPECTUS OR IN THE AFFAIRS OF THE FUND SINCE THE DATE HEREOF.

     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. ALL-STAR HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. ALL-STAR IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED. THE INFORMATION APPEARING IN THIS PROSPECTUS IS GIVEN AS OF THE DATE OF THIS PROSPECTUS. ALL-STAR'S BUSINESS, FINANCIAL CONDITION, RESULTS OF OPERATIONS AND PROSPECTS MAY HAVE CHANGED SINCE THE DATE OF THIS PROSPECTUS.



                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

Prospectus Summary                                                           3
Summary of Fund Expenses                                                    15
The Fund                                                                    16
Use of Proceeds                                                             16
The Multi-Manager Concept                                                   16
Investment Objective and Principal
   Investment Strategies                                                    20
Risk Factors                                                                22
Management of All-Star                                                      27
Net Asset Value                                                             31
Distributions                                                               31
Automatic Dividend Reinvestment and
   Cash Purchase Plan                                                       32
Closed-End Fund Structure                                                   34
Description of Shares                                                       34
Anti-Takeover Provisions of the Declaration
   of Trust; Super-Majority Vote Requirement
   for Conversion to Open-End Status                                        34
Repurchase of Shares; Tender Offers;
   Conversion to Open-End Status                                            35
Tax Matters                                                                 36
Underwriting                                                                38
Custodian and Transfer and Dividend
   Disbursing Agent                                                         40
Validity of the Shares                                                      40
Table of Contents for the Statement of
   Additional Information                                                   41


                               PROSPECTUS SUMMARY

     This summary highlights some information that is described more fully elsewhere in this Prospectus. It may not contain all of the information that you should consider before investing in the shares offered hereby. You should carefully review the more detailed information contained in this Prospectus and in the Statement of Additional Information ("SAI").

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The Fund                                Liberty All-Star Mid-Cap Fund ("All-Star" or the "Fund") is a
                                        newly organized, multi-managed, diversified, closed-end
                                        management investment company. All-Star will allocate its
                                        portfolio assets among a number of independent investment
                                        management organizations, each having a different investment style (each, a "Portfolio Manager"). The Portfolio Managers will be recommended and monitored by All-Star's Fund Manager, Banc of
                                        America Investment Advisors, Inc., formerly known as Liberty
                                        Asset Management Company ("BAIA" or the "Fund Manager"),
                                        utilizing processes that BAIA has employed on behalf of
                                        registered closed-end fund clients since 1986. See "The Fund."

Investment Objective and
  Principal Investment Strategies       All-Star's investment objective is to seek total investment return, primarily through long-term capital appreciation and secondarily through current income. Under normal market
                                        conditions, All-Star will seek its investment objective by investing primarily in a diversified portfolio of mid-cap equity securities. Mid-cap equity securities are securities of companies whose market capitalizations are less than or equal to the highest market capitalization of companies included in the
                                        Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index
                                        ("S&P MidCap 400") (whichever capitalization is greater) and greater than or equal to the lowest market capitalization of companies included in these indices (whichever capitalization is lower). These indices may be revised from time to time.

                                        New investments will be made by reference to the then-current index ranges at the time of purchase. Thus, if a security that is in the mid-cap range at the time of purchase becomes large-cap, it will continue to be treated as mid-cap for purposes of the
                                        Fund's policies. However, if a small-cap security held in the portfolio enters the mid-cap range at a later time, such security shall be deemed to be a mid-cap security at that time. See
                                        "Investment Objective and Principal Investment Strategies" and
                                        "Risk Factors."

                                        All-Star will invest primarily in equity securities, which will primarily be common stocks but may also include preferred stocks, options on preferred stocks, securities convertible into common stocks such as convertible bonds, securities having common stock characteristics such as rights and warrants to purchase equity securities, and American Depositary Receipts ("ADRs"). All-Star
                                        may lend its portfolio securities and engage in options and futures strategies (see "Investment Objective and Principal
                                        Investment Strategies"). Under normal market conditions, at least
                                        80% of the value of All-Star's net assets will be invested in mid-cap equity securities.

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                                        Although All-Star will, under normal market conditions, remain fully invested in equity securities, up to 20% of the value of
                                        All-Star's net assets may generally be invested in short-term money market instruments. All-Star may temporarily reduce its investments in equity securities and invest without limit in short-term money market instruments for defensive purposes when
                                        BAIA or a Portfolio Manager (with respect to the assets managed by that Portfolio Manager) deem that market conditions are such that a more conservative approach to investment is desirable.
                                        Taking a temporary defensive position may prevent All-Star from achieving its investment objective.

                                        All-Star's policy of investing under normal market conditions at least 80% of the value of its net assets in mid-cap equity securities is not fundamental and may be changed without a vote of All-Star's outstanding shares. All-Star may not change this policy unless it provides shareholders with at least 60 days'
                                        prior written notice. For purposes of this policy, net assets include any borrowings for investment purposes.

The Multi-Manager Concept               All-Star will allocate its portfolio assets among a number of
                                        Portfolio Managers, each having a different investment style. The
                                        Portfolio Managers will be recommended and monitored by BAIA, utilizing processes that BAIA has employed on behalf of
                                        registered closed-end fund clients since 1986. From time to time,
                                        All-Star will rebalance the portfolio among the Portfolio
                                        Managers to adjust to the desired allocations.

                                        In BAIA's opinion, the multi-manager concept provides advantages over the use of a single manager because of the following primary factors:

                                        (i)    most equity investment management firms consistently
                                        employ a distinct investment style that causes them to emphasize stocks with particular characteristics;

                                        (ii)   because of changing investor preferences and changing
                                        market conditions, any given investment style will generally move into and out of market favor and may result in better investment performance under certain market conditions but less successful performance under other conditions;

                                        (iii)  by allocating All-Star's portfolio among Portfolio
                                        Managers employing different styles, the impact of any one such style on investment performance may be diluted, and the
                                        investment performance of the total portfolio may be more
                                        consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

                                        (iv)   consistent performance at a given annual rate of return
                                        over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

                                        BAIA, based on the foregoing principles and on its analysis and evaluation of information regarding the personnel and investment styles and performance of a universe of numerous professional investment management firms, has selected for appointment by
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                                        All-Star a group of Portfolio Managers representing a blending of different investment styles that, in its opinion, are appropriate to All-Star's investment objective. Under normal market
                                        conditions, BAIA expects to allocate between 40% and 60% of
                                        All-Star's net assets to Portfolio Managers that utilize a
                                        "growth" approach to investing, and between 40% and 60% of
                                        All-Star's net assets to Portfolio Managers that utilize a
                                        "value" approach to investing. These allocations are subject to change from time to time in the discretion of BAIA. Initially,
                                        60% of All-Star's net assets will be managed by Portfolio
                                        Managers that use a "value" approach to investing and 40% of
                                        All-Star's net assets will be managed by Portfolio Managers that use a "growth" approach to investing.

                                        BAIA will continuously monitor the performance and investment styles of All-Star's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected, a deterioration in a Portfolio Manager's
                                        performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel. Portfolio Manager changes may also be made to change the mix of investment styles employed by the Portfolio
                                        Managers.

The Offering                            All-Star is offering     shares of beneficial interest (the
                                        "shares") at an offering price of $20.00 per share. The minimum investment requirement is 100 shares. The shares are being offered by a group of underwriters represented by Banc of America
                                        Securities LLC. The underwriters have been granted an option to purchase additional shares to cover over-allotments. See
                                        "Underwriting."

Fund Manager                            All-Star will enter into a management agreement with BAIA ("Fund
                                        Management Agreement") pursuant to which BAIA will be responsible for determining All-Star's overall investment strategy and for selecting, evaluating, monitoring and rebalancing services amongst the Portfolio Managers ("investment management services")
                                        as described under "The Multi-Manager Concept." Rebalancing involves reallocating the portfolio among the Portfolio Managers so that the combined weightings of the Portfolio Managers remains consistent with BAIA's targeted strategic allocation focus
                                        (growth vs. value) and investment process.

                                        Pursuant to the Fund Management Agreement, BAIA will also be responsible for the provision of administrative services to
                                        All-Star, including the provision of office space, compensation of officers of All-Star who are also officers or employees of
                                        BAIA or its affiliates, and the supervision of transfer agency, dividend disbursing, custodial and other services provided to
                                        All-Star. Certain of BAIA's administrative responsibilities will be delegated to its affiliate, Columbia Management Advisors, Inc.
                                        ("CMA").

                                        The Fund Management Agreement provides that All-Star will pay the
                                        Fund Manager a monthly fund management fee at an annual rate of
                                        1.00% of All-Star's average weekly net assets and a monthly administration fee at an annual rate of 0.20% of its average weekly
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                                        net assets. Under each current portfolio management agreement among All-Star, BAIA and a Portfolio Manager (each, a "Portfolio
                                        Management Agreement"), BAIA will pay the Portfolio Managers an aggregate monthly portfolio management fee at an annual rate of
                                        0.60% of its average weekly net assets. Individual Portfolio
                                        Managers may receive more or less compensation.

                                        BAIA, organized in 1985, is an indirect, wholly owned subsidiary of Bank of America Corporation. As of June 30, 2005, BAIA managed over $1.4 billion in assets. See "Management of All-Star."

Portfolio Managers                      All-Star will allocate its portfolio assets among a number of independent investment management organizations, each having a different investment style, as selected by BAIA from time to time. It is anticipated that All-Star's investment portfolio initially will be allocated among the following Portfolio
                                        Managers:

                                           -   Fiduciary Management, Inc.

                                           -   M.A. Weatherbie & Co., Inc.

                                           -   Mazama Capital Management, Inc.

                                           -   Sasco Capital, Inc.

                                           -   Schneider Capital Management Corporation

                                        See "Management of All-Star."

Custodian and Transfer and
 Dividend Disbursing Agent              State Street Bank and Trust Company will serve as All-Star's custodian. Computershare Shareholder Services, Inc. will serve as
                                        All-Star's transfer and dividend disbursing agent and registrar.
                                        See "Custodian and Transfer and Dividend Disbursing Agent."


Automatic Dividend Reinvestment and
 Cash Purchase Plan                     All dividend and capital gain and other distributions to shareholders will be automatically reinvested in additional shares of All-Star, unless a shareholder does not participate in the Plan. Investors who hold shares through intermediaries may receive distributions in cash or shares depending on procedures of the intermediaries.
                                        See "Automatic Dividend Reinvestment and Cash Purchase Plan."


Listing                                 All-Star has applied to list its shares on the New York Stock
                                        Exchange ("Exchange").

Symbol                                  All-Star's Exchange symbol is expected to be "ASM."

Closed-End Fund Discounts               Shares of closed-end funds frequently trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that shares of All-Star will trade at a discount from net asset value is a risk separate and
                                        distinct from the risk that All-Star's net asset value will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the
                                        existence of a premium or discount than upon portfolio
                                        performance. See "Closed-End Fund

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                                        Structure" and "Repurchase of Shares; Tender Offers; Conversion
                                        to Open-End Status."

Special Risk Considerations             The following summarizes some of the risks that you should consider before purchasing All-Star shares. A more detailed description of these and other risks of investing in All-Star are described under "Risk Factors" in this Prospectus and under
                                        "Investment Objective and Policies" in the SAI.

                                        NO OPERATING HISTORY. All-Star is a newly organized,
                                        multi-managed, diversified, closed-end management investment company with no history of operations.

                                        INVESTMENT AND MARKET RISK. An investment in All-Star's shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the shares represents an indirect investment in the securities owned by
                                        All-Star, most of which are anticipated to be traded on a
                                        national securities exchange or in the over-the-counter markets.
                                        The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your shares at any point in time may be worth less than your original
                                        investment, even after taking into account the reinvestment of dividends and other distributions.

                                        MARKET DISCOUNT RISK. Shares of closed-end management investment companies such as All-Star frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares of All-Star soon after the
                                        completion of the public offering. The shares of All-Star were designed primarily for long-term investors, and investors in
                                        All-Star shares should not view All-Star as a vehicle for trading purposes. See "Closed-End Fund Discounts" above.

                                        COMMON STOCK RISK. All-Star is not limited in the percentage of its assets that may be invested in common stocks and other equity securities, and therefore a risk of investing in the Fund is equity risk. Equity risk is the risk that the market value of securities held by All-Star will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by All-Star participate, and the particular circumstances and performance of particular companies whose securities All-Star holds. For example: an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by
                                        All-Star; the price of common stock of an issuer may be
                                        particularly sensitive to general movements in the stock market;
                                        or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by
                                        All-Star. In addition, common stock of an issuer in All-Star's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which All-Star will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater payment risk than preferred stocks or debt instruments of

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                                        7
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                                        such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

                                        PREFERRED SECURITIES RISK. Preferred equity securities involve credit risk, which is the risk that a preferred equity security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.
                                        In addition to credit risk, investment in preferred equity securities involves certain other risks. Certain preferred equity securities contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative"
                                        preferred equity securities) or defer distributions (in the case of "cumulative" preferred equity securities). Preferred equity securities often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers'
                                        call. In the event of redemption, All-Star may not be able to reinvest the proceeds at comparable rates of return. Preferred equity securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred equity securities are subordinated to bonds and other debt instruments in a
                                        company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred equity securities may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

                                        CONVERTIBLE SECURITY RISK. Convertible securities generally offer lower interest or dividend yields than non-convertible
                                        fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of
                                        convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company,
                                        particularly when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the
                                        convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock. Thus, it may not decline in price to the same extent as the underlying common stock, and
                                        convertible securities generally have less potential for gain or loss than common stocks. However, mandatory convertible
                                        securities generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company's common stockholders. Consequently, an issuer's
                                        convertible securities generally entail less risk than its common stock. However, convertible securities fall

                                        8

                                        below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations. In addition, contingent payment convertible securities allow the issuer to claim deductions based on its nonconvertible cost of debt, which generally will result in deductions in excess of the actual cash payments made on the securities (and accordingly, holders will recognize income in amounts in excess of the cash payments received). The convertible securities in which the Fund invests may be rated below investment grade. See "Risks of
                                        Below-Investment Grade Quality Securities."

                                        MID-CAP COMPANY RISK. All-Star will invest primarily in equity securities of mid-cap companies. Stocks of mid-sized companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies.
                                        Mid-cap companies also carry additional risks because their earnings and revenues tend to be less predictable.

                                        INTEREST RATE RISK. Interest rate risk is the risk that
                                        fixed-income securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Because All-Star may invest in certain preferred stocks and fixed-income securities that pay a fixed rate of return, the net asset value and market price of All-Star's shares could decline if the market interest rate applicable to such investments were to rise.

                                        CREDIT RISK. Credit risk is the risk that a security in the
                                        Fund's portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial status. Preferred and convertible securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

                                        RISKS OF BELOW-INVESTMENT GRADE QUALITY SECURITIES. All-Star may
                                        invest in convertible securities and debt securities that are rated below-investment grade. Below-investment grade quality debt securities are commonly referred to as "junk bonds."
                                        Below-investment grade quality securities are considered
                                        predominantly speculative with respect to an issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer or the industry in general. The market value of these securities tends to be volatile. Issuers of below-investment grade quality debt securities may be highly leveraged and may not have available to them more traditional methods of financing. Below-investment grade quality securities are less liquid than investment grade securities. There are fewer dealers in the market for high-yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly and the spread between the bid and ask price is generally much higher than for high-quality instruments. Under adverse market or economic conditions, the secondary market for

                                        9
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

                                        high-yield securities may contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities under these circumstances may be less than the prices used in calculating the Fund's net asset value.

                                        OPTIONS AND FUTURES STRATEGIES RISK. Options and futures are financial contracts whose value depends on or is derived from the value of an underlying asset, reference rate or index (or
                                        relationship between two indexes). All-Star may use options and futures as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks. All-Star's use of options and futures involves risks different from, and possibly greater than, the risks associated with investing in securities and other traditional investments. Options and futures are subject to a number of risks described elsewhere in this Prospectus, such as illiquid securities risk, interest rate risk and credit risk.
                                        They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the options and futures may not correlate perfectly with the underlying asset, rate or index. If All-Star invests in options and futures, it could lose more than the principal amount invested. The use of options and futures also may affect the amount, character and timing of recognition for tax purposes of the gains and losses All-Star realizes in connection therewith. In addition, suitable options and futures transactions may not be available in all
                                        circumstances, and there can be no assurance that All-Star will engage in these transactions to reduce exposure to other risks when that would be beneficial.

                                        MANAGEMENT RISK. All-Star is subject to management risk because it is an actively managed investment portfolio. BAIA and the
                                        Portfolio Managers will apply investment techniques and risk analyses in selecting Portfolio Managers and making investment decisions for All-Star, but there can be no guarantee that these will produce the desired results.

                                        GROWTH STOCK RISK. Under normal market conditions, BAIA will allocate between 40% and 60% of All-Star's net assets to
                                        Portfolio Managers that utilize a "growth" approach to investing.
                                        Over time, depending on market conditions, this allocation may increase or decrease. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. In certain market conditions, prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

                                        VALUE STOCK RISK. Under normal market conditions, BAIA will allocate between 40% and 60% of All-Star's net assets to
                                        Portfolio Managers that utilize a "value" approach to investing.
                                        Over time, depending on market conditions, this allocation may increase or

                                       10

                                        decrease. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in a Portfolio Manager's opinion, undervalued. If the
                                        Portfolio Manager's assessment of a company's prospects is wrong, the price of the company's stock may fall or may not approach the value the Portfolio Manager has placed on it.

                                        FOREIGN SECURITIES RISK. All-Star may invest up to 25% of its net assets in securities of foreign (non-U.S.) issuers. Investments in foreign securities involve risks in addition to those of investments in U.S. issuers. These risks include political and economic risks, currency fluctuations, higher transaction costs, less liquidity and greater volatility, delayed settlement, confiscatory taxation, withholding of taxes and less stringent investor protection and disclosure of standards in some foreign markets. These risks can make investments in foreign issuers more volatile and potentially less liquid than investments in U.S.
                                        issuers.

                                        TAX RISK. All-Star may invest in preferred securities,
                                        convertible securities, or other securities the federal income tax treatment of the income from which may not be clear or may be subject to recharacterization by the Internal Revenue Service
                                        ("IRS"). The tax treatment of amounts All-Star designates as
                                        "qualified dividend income" may be affected by IRS
                                        interpretations of the Internal Revenue Code of 1986, as amended
                                        (the "Code"), and future changes in the Code and the regulations thereunder. Moreover, unless legislative action is taken, the favorable tax treatment of qualified dividend income, as well as the 15% maximum federal income tax rate on individuals' net capital gain, will expire for taxable years commencing after
                                        December 31, 2008. See "Tax Matters." If All-Star has significant holdings in securities that generate qualified dividend income, its share price may be volatile while Congress considers an extension of that favorable tax treatment, depending on the anticipated outcome of the legislation. There can be no assurance as to what portion, if any, of All-Star's distributions will constitute qualified dividend income.

                                        COUNTERPARTY RISK. All-Star may be subject to credit risk with respect to the counterparties to certain options, futures and repurchase agreements entered into by All-Star. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a contract due to financial difficulties, All-Star may experience significant delays in obtaining any recovery under the contract in a bankruptcy or other reorganization proceeding.
                                        All-Star may obtain only a limited recovery or may obtain no recovery in such circumstances.

                                        RIGHTS AND WARRANTS RISK. Rights and warrants are subject to the same market risks as common stocks, but are more volatile in price. Rights and warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in rights or warrants may be considered speculative.
                                        In addition, the value of a right or warrant does not necessarily change with the

                                       11
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
                                        value of the underlying security and a right or warrant ceases to have value if it is not exercised prior to its expiration date.
                                        The purchase of warrants or rights involves the risk that
                                        All-Star could lose the purchase value of a right or warrant if the right to subscribe for additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the price of the underlying security.

                                        ILLIQUID SECURITIES RISK. All-Star may invest in securities that, at the time of investment, are illiquid. Illiquid securities are not readily marketable and may include some restricted
                                        securities. Illiquid securities involve the risk that the
                                        securities will not be able to be sold at the time desired by
                                        All-Star or at prices approximating the value at which All-Star is carrying the securities on its books. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that
                                        All-Star pays for or recovers upon the sale of illiquid
                                        securities. Illiquid securities are also more difficult to value, and BAIA's judgment may play a greater role in the valuation process.

                                        MARKET DISRUPTION RISK. Certain events have a disruptive effect on the securities markets, such as terrorist attacks (including the terrorist attacks in the United States on September 11,
                                        2001), war and other geopolitical events. All-Star cannot predict the effects of similar events in the future on the U.S. economy.
                                        Securities of mid-cap companies tend to be more volatile than securities of larger companies so that these events and any actions resulting from them may have a greater impact on the prices and volatility of securities of mid-cap companies than on securities of larger companies.

                                        INFLATION RISK. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation
                                        increases, the real value of the shares and distributions can decline.

                                        DEFLATION RISK. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues.
                                        In addition, deflation may have an adverse effect on the
                                        creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of All-Star's portfolio.

Distributions                           All-Star intends to implement a distribution policy under which
                                        All-Star would pay distributions on its shares totaling
                                        approximately 6% of its net asset value per year, payable in semi-annual distributions of approximately 3% of its
                                        net asset value. THESE FIXED DISTRIBUTIONS, WHICH WILL NOT
                                        NECESSARILY BE RELATED TO ALL-STAR'S NET INVESTMENT INCOME OR NET
                                        REALIZED CAPITAL GAINS OR LOSSES, WILL BE TAXABLE IN ANY TAXABLE
                                        YEAR, UP TO THE AMOUNT OF ALL-STAR'S CURRENT AND ACCUMULATED
                                        EARNINGS AND PROFITS, AS ORDINARY DIVIDEND INCOME, QUALIFIED
                                        DIVIDEND INCOME (TAXABLE AT A MAXIMUM 15% FEDERAL INCOME TAX RATE
                                        FOR INDIVIDUALS), OR

                                       12
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
                                        LONG-TERM CAPITAL GAIN TO THE EXTENT THEY REFLECT SUCH INCOME OR
                                        GAIN ALL-STAR EARNED FOR THAT YEAR. If, for any taxable year, the total distributions made under All-Star's distribution policy exceed its net investment income and net realized capital gains, the excess will be treated as a non-taxable return of capital to each shareholder (up to the amount of the shareholder's basis in his or her shares) and thereafter as gain from the sale of shares.
                                        The amount treated as a non-taxable return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those shares.

                                        Assuming that market conditions are favorable and other factors, including All-Star's levels of net income and net realized and unrealized capital gains, are appropriate to facilitate the policy,
                                        All-Star anticipates implementing the distribution policy in the second quarter of 2006. However, the timing is subject to change and depends on factors outside of All-Star's control. All-Star's
                                        Board of Trustees ("Board") reserves the right to modify, terminate or delay implementation of this distribution policy if it
                                        determines that such modification, termination or delay is in the best interests of shareholders after taking into account all applicable factors. Until implementation, All-Star will distribute income and capital gains in accordance with the 1940 Act and the
                                        Code. All-Star does not believe that this will affect the ability of BAIA or the Portfolio Managers to manage All-Star's assets pursuant to the strategies discussed herein. See "Investment
                                        Objective and Principal Investment Strategies."

                                        Subject to maintaining status as a RIC (as defined under "Tax
                                        Matters" below), All-Star may, in the discretion of its Board, retain for reinvestment, and not distribute, net income or net long-term capital gain in excess of net short-term capital loss
                                        ("net capital gain") for any taxable year to the extent that its net investment income and net realized gains exceed the amount distributed for that year under its distribution policy. Retained net capital gain will be taxed to All-Star as long-term capital gains. Under those circumstances, each shareholder will be required to include in gross income a proportionate share of that gain but will be able to claim a proportionate share of the federal income tax All-Star paid as a credit against his or her own federal income tax liability and will be entitled to increase the adjusted tax basis in his or her shares by the difference between the amount taxed and the credit. See "Distributions."

                                        All-Star will pay its distributions to shareholders in the form of either cash or Fund shares. In order to receive distributions in additional Fund shares, a shareholder must participate in
                                        All-Star's Automatic Dividend Reinvestment and Cash Purchase Plan.
                                        Each shareholder that holds shares through All-Star's transfer agent will automatically be a participant therein, unless such shareholder contacts the transfer agent and elects not to
                                        participate. See "Automatic Dividend Reinvestment and Cash Purchase
                                        Plan" and "Tax Matters." Shares may be newly issued or purchased in the market depending on a variety of factors. Investors that hold shares

                                       13
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

                                        through a brokerage firm, bank or other intermediary as the stockholder of record may receive distributions in cash or Fund shares depending on procedures of the intermediary. Investors should contact their intermediary for more information.

                                        All-Star and BAIA intend to apply to the Securities and Exchange
                                        Commission ("SEC") for an exemptive order to permit All-Star to distribute capital gains as often as quarterly, in accordance with the distribution policy. If the exemptive relief is granted,
                                        All-Star intends to make quarterly distributions (although the aggregate annual distribution would remain at 6% of All-Star's net assets). Although the SEC has granted this type of exemptive relief in the past, there can be no assurance that the SEC will grant the requested exemptive order.

Anti-Takeover Provisions                All-Star's Declaration of Trust and By-Laws have provisions
                                        (commonly referred to as "anti-takeover provisions") that are intended to have the effect of limiting the ability of other entities or persons to acquire control of All-Star, to cause it to engage in certain transactions, or to modify its structure. For instance, the affirmative vote of at least 75% of All-Star's shares is required to authorize All-Star's conversion from a closed-end to an open-end investment company, unless such conversion is
                                        recommended by the Board, in which event such conversion would only require the majority vote of All-Star's shareholders, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A similar shareholder vote is required to authorize a merger, sale of a substantial part of the assets or similar transactions with persons beneficially owning 5% or more of All-Star's shares, unless approved by the Board under certain conditions. These provisions cannot be amended without a similar super-majority vote. In addition, the Board is divided into three classes, each of which has a term of three years and only one of which is elected at each annual meeting of shareholders. See "Description of Shares" and
                                        "Anti-Takeover Provisions of the Declaration of Trust;
                                        Super-Majority Vote Requirement for Conversion to Open-End Status."

Disposition of Shares                   You will be free to dispose of your shares on the Exchange or other markets on which the shares may trade, but, because All-Star is a closed-end fund, you do not have the right to redeem your shares.


     You should carefully consider your ability to assume the foregoing risks before making an investment in the Fund. An investment in shares of the Fund is not appropriate for all investors.

                            SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

     Sales Load (as a percentage of offering price)                            4.5%

     Expenses Borne by the Fund (as a percentage of offering price) (1)        0.20%
     Automatic Dividend Reinvestment and Cash Purchase Plan Fees               None(2)


ANNUAL EXPENSES (as a percentage of net assets attributable to shares of beneficial interest)

     Management Fees                                                 1.00%
     Administrative Fees                                             0.20%
     Other Expenses (3)                                              0.27%
                                                                     ----
     Total Annual Expenses                                           1.47%


EXAMPLE: You would pay the following expenses on an investment (at net asset value) of $1,000, assuming (i) total annual expenses of 1.47% of net assets attributable to shares of All-Star and (ii) a 5% annual return and reinvestment of all dividends and distributions at net asset value.



                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                 ------      -------      -------      --------

                 $   15      $    46      $    80      $    176


     THE FIGURES IN THE EXAMPLE ARE INTENDED TO ILLUSTRATE THE EFFECT OF ALL-STAR'S EXPENSES, BUT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE RETURNS AND EXPENSES, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The Example above assumes that the estimated "Other Expenses" are accurate and that all distributions on the shares are reinvested at net asset value.

----------

(1)  Total organizational expenses are estimated to be $    . Total expenses of
     the offering are estimated to be $    , or $    assuming full exercise of
     the over-allotment option, which represents $    , or $    per share,
     respectively. The Fund Manager has agreed to pay All-Star's organizational expenses and to reimburse All-Star's offering expenses to the extent that the aggregate of All-Star's organizational and offering expenses exceed $0.04 per share.

(2) A shareholder that participates in the Fund's Automatic Dividend Reinvestment and Cash Purchase Plan account will incur brokerage charges in connection with Plan transactions and applicable service fees in connection with sales of shares held in the Plan and voluntary purchases within the Plan. Other transaction fees may apply.

(3) "Other Expenses" shown under the "Annual Expenses" table are estimated amounts for the current fiscal year (All-Star's first year of operations), unless otherwise indicated, and assume that All-Star issues 10,000,000 shares. If All-Star issues fewer shares, all other things being equal, these expenses would increase as a percentage of net assets.


     The tables and Example above are intended to assist investors in understanding the various costs and expenses that an investor will bear directly and indirectly in purchasing and owning All-Star's shares. The "Shareholder Transaction Expenses" table shows the expenses that an investor will incur when buying shares of All-Star, whether in this offering, in the open market or through All-Star's Automatic Dividend Reinvestment and Cash Purchase Plan. The "Annual Expenses" table shows the costs and expenses, as a percentage of net assets, associated with an investment in the shares.

                                    THE FUND

     All-Star is a newly organized, multi-managed, diversified, closed-end management investment company. All-Star will allocate its portfolio assets among a number of independent investment management organizations each having a different investment style. All-Star is designed primarily for long-term investment and not as a trading vehicle. All-Star was organized as a Massachusetts business trust on March 22, 2005 and, as a newly organized entity, has no operating history or history of public trading. All-Star's address is 100 Federal Street, Boston, Massachusetts 02110 and its telephone number is 1-617-434-5949.

                                 USE OF PROCEEDS


     The net proceeds of this offering will be approximately $    ($    if the
underwriters exercise the over-allotment option in full) after payment of the estimated offering expenses. Total organizational expenses are estimated to be
$   . Total expenses of the offering are estimated to be $    , or $    assuming
full exercise of the over-allotment option, which represents $    or $    per
share, respectively. The Fund Manager has agreed to pay All-Star's organizational expenses and to reimburse All-Star's offering expenses to the extent that the aggregate of All-Star's organizational and offering expenses exceed $0.04 per share. The proceeds of the offering will be invested by All-Star's Portfolio Managers in portfolio securities in accordance with All-Star's investment objective and strategies. It is currently anticipated that the aggregate net proceeds of the offering will be invested within three months from the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, high-quality money market instruments, including U.S. Government Securities that may include shares of money market funds managed by CMA or other affiliates of BAIA. Investments in shares of money market funds will be made in compliance with applicable 1940 Act limitations.


                            THE MULTI-MANAGER CONCEPT

     All-Star will allocate its portfolio assets among a number of Portfolio Managers, each having a different investment style. The Portfolio Managers will be recommended and monitored by BAIA, utilizing processes that BAIA has employed on behalf of registered closed-end fund clients since 1986. From time to time, All-Star will rebalance the portfolio among the Portfolio Managers to adjust to the desired allocations.

     In BAIA's opinion, the multi-manager concept provides advantages over the use of a single manager because of the following primary factors:

       (i) most equity investment management firms consistently employ a distinct investment style which causes them to emphasize stocks with particular characteristics;


      (ii) because of changing investor preferences and market fluctuations, any given investment style will generally move into and out of market favor and may result in better investment performance under certain market conditions but less successful performance under other conditions;

     (iii) by allocating All-Star's portfolio among Portfolio Managers employing different styles, the impact of any one such style on investment performance may be diluted, and the investment performance of the total portfolio may be more consistent and less volatile over the long term than if a single style was employed throughout the entire period; and


      (iv) consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

     BAIA, based on the foregoing principles and on its analysis and evaluation of information regarding the personnel and investment styles and performance of a universe of numerous professional investment management firms, has initially selected for appointment by All-Star a group of Portfolio Managers representing a blending of different investment styles which, in its opinion, are appropriate to achieve All-Star's investment objective.

     BAIA continuously monitors the performance and investment styles of All-Star's Portfolio Managers and from time to time recommends to the Board of All-Star changes of Portfolio Managers based on factors such as changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected, a deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel. Portfolio Manager changes may also be made to change the mix of investment styles employed by the Portfolio Managers.

     Portfolio Manager changes, as well as the periodic rebalancings of All-Star's portfolio among the Portfolio Managers and the need to raise cash for its periodic distributions, may result in some portfolio turnover in excess of what would otherwise be the case. Increased portfolio turnover could cause All-Star to experience increased brokerage commission costs and may result in greater realization of capital gains, which are taxable to shareholders when distributed to them.

     The Board, including a majority of the Independent Trustees, makes all decisions to remove or add a Portfolio Manager. Shareholder approval is not required in connection with the removal of a Portfolio Manager. However, both Board and shareholder approval initially will be required for the Fund and BAIA to hire a new Portfolio Manager. All-Star and BAIA intend to apply to the SEC for an exemptive order that would permit All-Star and BAIA, with the approval of the Board, to enter into a portfolio management agreement with a new or additional Portfolio Manager in advance of shareholder approval on terms and conditions substantially similar to All-Star's agreements with its other Portfolio Managers. Such new agreement would be subject to approval by shareholders at All-Star's next regularly scheduled annual shareholder meeting following the date of the new or additional portfolio management agreement. Although the SEC has granted this type of exemptive relief in the past, there can be no assurance that the SEC will grant the requested exemptive order.


     All-Star anticipates that it initially will have five Portfolio Managers, each responsible for its portion of All-Star's assets as discussed below. From time to time, the number of Portfolio Managers and/or allocations to Portfolio Managers may change as circumstances change. For example, BAIA, subject to the oversight or approval of the Board, may determine to modify allocations among existing Portfolio Managers, remove Portfolio Managers or add Portfolio Managers. Under normal market conditions, BAIA expects to recommend to the Board an allocation of between 40% and 60% of the Fund's net assets to Portfolio Managers that utilize a "growth" approach to investing, and between 40% and 60% of the Fund's net assets to Portfolio Managers that utilize a "value" approach to investing. Initially, approximately 40% of the Fund's net assets is expected to be allocated to "growth" managers and approximately 60% to "value" managers. The projected initial allocations among the Portfolio Mangers is set forth below. Actual allocations may change depending on the size of the offering, market conditions and other factors. As described elsewhere in this Prospectus, Portfolio Managers may be removed and others may be added from time to time.


GROWTH MANAGERS

     M.A. WEATHERBIE & CO., INC. ("M.A. WEATHERBIE")

     M.A. Weatherbie will invest its portion of All-Star's portfolio primarily in companies with enduring competitive advantages and high, sustainable earnings growth, that are reasonably priced relative to their growth rate. Although the actual allocation may differ, it is currently expected that approximately 20% of All-Star's net assets will initially be allocated to M.A. Weatherbie.


     MAZAMA CAPITAL MANAGEMENT, INC. ("MAZAMA")

     Mazama will invest its portion of All-Star's portfolio primarily in companies that are gaining market share and are positioned to accelerate their revenue and earnings growth rates. Although the actual allocation may differ, it is currently expected that approximately 20% of All-Star's net assets will initially be allocated to Mazama.


VALUE MANAGERS

     FIDUCIARY MANAGEMENT, INC. ("FIDUCIARY MANAGEMENT")

     Fiduciary Management will invest its portion of All-Star's portfolio primarily in companies with durable business franchises with a high degree of recurring revenue that are selling at a discount to their intrinsic value. Although the actual allocation may differ, it is currently expected that approximately 30% of All-Star's net assets will initially be allocated to Fiduciary Management.

     SASCO CAPITAL, INC. ("SASCO")

     Sasco will invest its portion of All-Star's portfolio primarily in companies that are selling at large discounts to both their asset value and future earning power. Although the actual allocation may differ, it is currently expected that approximately 20% of All-Star's net assets will initially be allocated to Sasco.


     SCHNEIDER CAPITAL MANAGEMENT CORPORATION ("SCHNEIDER")

     Schneider will invest its portion of All-Star's portfolio primarily in companies that are overlooked and undervalued where the firm expects a rebound in earnings. Although the actual allocation may differ, it is currently expected that approximately 10% of All-Star's net assets will initially be allocated to Schneider.


INVESTMENT PHILOSOPHY AND PROCESS OF EACH PORTFOLIO MANAGER

     M.A. WEATHERBIE & CO., INC.

     M.A. Weatherbie is a growth manager. Its investment philosophy is to own smaller growth companies that can demonstrate both superior earnings growth and high investment quality over time and which are reasonably priced relative to their intrinsic value. M.A. Weatherbie refers to these companies as "foundation" growth stocks, as they are expected to consistently meet or exceed expectations.

     M.A. Weatherbie believes that its portion of All-Star should be positioned to take advantage of pricing distortions that arise when growth companies temporarily disappoint investors. M.A. Weatherbie will invest up to a third of its portion of the Fund in "opportunity" growth stocks, i.e., companies where earnings have been temporarily depressed and it believes that change is under way which will re-accelerate earnings growth. M.A. Weatherbie believes that by focusing on "opportunity" growth stocks in addition to "foundation" growth stocks, its portion of All-Star will be positioned to capture earnings growth in two ways, adding incremental value.

     MAZAMA CAPITAL MANAGEMENT, INC.

     Mazama is a growth manager. At the heart of Mazama's investment philosophy is the belief that exceptional investment returns can be achieved by investing in a diversified portfolio of quality companies that have made recent investments in people, products, facilities and/or services and are now positioned to outperform expectations. Buying these quality, timely companies at a good valuation relative to their expected return on equity and earning-per-share growth rates enhances the opportunity for attractive gains and minimizes risk of downside price movements.


     Mazama will manage its allocated portion of All-Star's portfolio using a bottom-up approach to security selection. The firm utilizes a proprietary model as the framework for security selection and portfolio construction decisions. Mazama uses the model to identify, track and evaluate portfolio investments. Mazama's security selection process begins by screening the universe of companies found in the Russell 3000(R) Index looking for companies with attractive growth characteristics and focusing on those with market capitalizations ranging from $3 billion to $20 billion. Mazama employs a Proprietary Price Performance model to identify a group of 300 to 400 companies that, in its judgment, may represent attractive investment opportunities. Eighty or more of those companies will be selected as investments appropriate for the portion of All-Star managed by Mazama. The model takes into account both quantitative and qualitative factors in order to identify companies that meet certain criteria. These factors include: (i) the quality of management and key personnel, (ii) the company's ability to meet or exceed earnings estimates,
(iii) estimated return on equity divided by a company's forward price-to-earnings ratio, and (iv) estimated earnings growth divided by a company's forward price-to-earnings ratio. Companies passing the initial screening are further analyzed by Mazama using rigorous fundamental analysis.


     Mazama's philosophy takes advantage of the market inefficiencies that exist within the universe of mid-cap equity securities. These inefficiencies include the fact that very few people have comprehensive, accurate information on these companies. Mazama has the ability to capitalize on that lack of broadly known information, because of the rigorous, fundamental research performed to uncover that information.

     FIDUCIARY MANAGEMENT, INC.

     Fiduciary Management is a value manager. Fiduciary Management has been managing money using the same investment philosophy and process for over 25 years. As a result, Fiduciary Management knows how portfolio companies have been valued over many market cycles. Fiduciary Management seeks to purchase the securities of durable companies at value prices in order to achieve superior investment results over a three- to four-year time horizon.

     To identify potential investments, Fiduciary Management runs a "screen" for companies that are undervalued relative to their historical valuation or their peer group. Fiduciary Management always analyzes the upside and downside risk of any investment. Fiduciary Management believes that the price of a security should be low enough that a client can profit--or simply avoid a loss.

     Fiduciary Management focuses its fundamental research on three areas: (1) the evaluation of a company's business model; (2) a financial analysis of the company; and (3) an assessment of the company's management. Fiduciary Management's financial analysis includes a thorough review of a company's Return on Invested Capital ("ROIC"). The ROIC model helps Fiduciary Management cut through the earnings "noise" to get a true picture of a company's performance over time. Fiduciary Management also considers the company's business, whether the stock is trading at a reasonable valuation and the ownership and control of the company and its management team.

     Companies that meet Fiduciary Management's investment criteria are presented to the investment policy committee for consideration. The investment policy committee is comprised of five senior investment professionals: Every member of the committee has an equal vote. To be approved for investment, a company must receive a unanimous vote of the investment committee. If one committee member votes against the company, the company is placed on Fiduciary Management's monitor list and a researcher is instructed to revisit any outstanding questions.

     A new company will have an initial position size ranging between 1% and 4%. The exact weighting will be dependent on both its valuation (i.e., the level of the discount to the company's stock price to its intrinsic value) and the liquidity of the stock.

     SASCO CAPITAL, INC.

     Sasco is a value manager. Sasco's investment philosophy stems from the firm's belief that the best opportunities to add value come from identifying undervalued investment ideas, undertaking independent research and adopting a long term (3-year) investment view. Sasco's investment style is contrarian with a value discipline. Sasco's portfolio managers are contrarian investors because they look at underperforming, out-of-favor companies with "hidden jewels", likely to restructure. They are value investors because they invest in companies that are selling at large discounts to both their asset value and future earning power. Sasco's research leads the firm to research and value individual business segments where there is an opportunity for talented (and frequently new) management to fix, rebuild and grow the company, unleashing higher earnings that ultimately lead to higher stock prices. Sasco believes that out-of-favor companies that have fundamentally underperformed represent a real pocket of market inefficiency. These companies are frequently mispriced and offer relatively low price risk because expectations are quite minimal.

     SCHNEIDER CAPITAL MANAGEMENT CORPORATION

     Schneider is a value manager. Schneider believes that disciplined deep value investing, built on a solid-research driven foundation, delivers success over time. Schneider concentrates its efforts on identifying new investment ideas and identifying and anticipating dynamic positive market changes.

     Schneider employs a five-point investment process based on new idea generation, independent analysis, a ranking system, portfolio construction, and a rigorous sell discipline. Utilizing a wide range of information sources, Schneider focuses on identifying promising new investment opportunities. Database screening is used on a limited basis, and high-priority companies are sent to Schneider's analysts for in-depth investigation. Schneider's analysis of investment opportunities includes the construction of comprehensive financial models, the identification of drivers for positive change, contacting management as necessary and developing objective earnings and valuation estimates. The output of Schneider's analysis is a target price and expected return for each company under consideration. Schneider determines a target price for current holdings and ranks expected returns from high to low. New purchases must rank above the median in appreciation potential to merit inclusion in the portfolio.

     Schneider constructs a value portfolio with the intent that the best companies will have a meaningful performance impact. However, Schneider also employs a rigorous sell discipline to capitalize on success and minimize damage from mistakes. Sales are most often triggered when a stock approaches its pre-determined price target.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     All-Star's investment objective is to seek total investment return, primarily through long-term capital appreciation and secondarily through current income. Under normal market conditions, All-Star will seek its investment objective by investing primarily in a diversified portfolio of mid-cap equity securities. Mid-cap equity securities are securities of companies whose market capitalizations are less than or equal to the highest market capitalization of companies included in the Russell Midcap(R) Index or the S&P MidCap 400 (whichever capitalization is greater) and greater than or equal to the lowest market capitalization of companies included in these indices (whichever capitalization is lower). As of August 31, 2005, the Russell Midcap(R) Index included companies with capitalizations between approximately $906 million and $17.9 billion, and the S&P MidCap 400 included companies with capitalizations between approximately $261 million and $11.5 billion. The capitalization ranges of indices such as the Russell Midcap(R) Index and the S&P MidCap 400 change from time to time. New investments will be made by reference to the then-current index ranges at the time of purchase. Thus, if a security that is in the mid-cap range becomes large-cap, it will continue to be treated as mid-cap for purposes of the Fund's policies. However, if a small-cap security held in the portfolio enters the mid-cap range at a later time, such security shall be deemed to be a mid-cap security at that time.

     All-Star will invest primarily in equity securities, which will primarily be common stocks, but may also include preferred stocks, options on preferred stock, securities convertible into common stocks such as convertible bonds, securities having common stock characteristics such as rights and warrants to purchase equity securities, and ADRs. All-Star may lend its portfolio securities and engage in options and futures strategies (see "Investment Practices"). Under normal market conditions, at least 80% of the value of All-Star's net assets will be invested in mid-cap equity securities. This policy is not fundamental and may be changed without a vote of All-Star's outstanding shares; provided that All-Star provides shareholders with at least 60 days prior written notice. For purposes of this policy, net assets include any borrowings for investment purposes.


     Although All-Star will, under normal market conditions, remain fully invested in equity securities, up to 20% of the value of All-Star's net assets may generally be invested in short-term money market instruments, including certificates of deposit (negotiable certificates issued against bank deposits), other interest-bearing bank deposits such as savings and money market accounts, and bankers' acceptances (short-term bank-guaranteed credit instruments used to finance transactions in goods) of domestic branches of U.S. banks having assets of not less than $1 billion, obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities ("U.S. Government Securities") commercial paper (unsecured short-term promissory notes issued by corporations) rated not lower than A-1 by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), short-term corporate debt securities rated not lower than AA by Standard & Poor's or Aa by Moody's, and repurchase agreements with respect to the foregoing. All-Star may temporarily reduce its investments in equity securities and invest without limit in short-term money market instruments for defensive purposes when BAIA or the Portfolio Managers deem that market conditions are such that a more conservative approach to investment is desirable. Taking a temporary defensive position may prevent All-Star from achieving its objective.

     All-Star may invest up to 25% of its net assets in securities of foreign (non-U.S.) issuers including American Depository Receipts and Global Depository Receipts.

INVESTMENT PRACTICES

     The following describes the principal investment strategies in which one or more of All-Star's Portfolio Managers may engage, each of which may involve certain special risks.

LENDING OF PORTFOLIO SECURITIES

     Consistent with applicable regulatory requirements, All-Star, in order to generate additional income, may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by collateral (cash or U.S. Government Securities) not less than the market value, determined daily, of the securities loaned. All-Star will receive amounts equal to the interest on the securities loaned. It will also be paid for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. All-Star could be subjected to delays in recovering the loaned securities in the event of default or bankruptcy of the borrower. All-Star will limit such lending to not more than 1/3 of the value of All-Star's total assets.

REPURCHASE AGREEMENTS

     All-Star may enter into repurchase agreements with banks or broker-dealer firms whereby such institutions sell U.S. Government Securities or other securities in which it may invest to All-Star and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The resale price is greater than the purchase price, reflecting an agreed upon interest rate which is effective during the time between the purchase and resale and is not related to the stated interest rate on the purchased securities. All-Star requires the seller of the securities to maintain on deposit with All-Star's custodian bank securities in an amount at all times equal to or in excess of the value of the repurchase agreement. In the event that the seller of the security defaults on its repurchase obligation or becomes bankrupt, All-Star could receive less than the repurchase price on the sale of the securities to another party or could be subjected to delays in selling the securities. Not more than 10% of All-Star's net assets will be invested in repurchase agreements maturing in more than seven days.

SECURITIES OF OTHER INVESTMENT COMPANIES

     All-Star may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. All-Star may also invest in investment companies that invest in the securities of mid-cap companies. An investment in an investment company involves risks similar to those of investing directly in the investment company's portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

     In addition, investing in other investment companies involves certain other risks, costs, and expenses for All-Star. If All-Star invests in another investment company, All-Star will be charged its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses charged to All-Star. In addition, All-Star could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the net asset value of the issuers' portfolio securities. Investments in securities of other investment companies will be made in compliance with applicable 1940 Act limitations. To the extent that All-Star invests in the securities of other investment companies, All-Star's shareholders will indirectly bear a pro rata share of the investment company's expenses in addition to the expenses associated with an investment in All-Star. All-Star may invest in investment companies managed by CMA or other affiliates of BAIA.

EXCHANGE-TRADED FUNDS

     All-Star may invest in exchange traded funds ("ETFs"). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or stocks (the "Underlying Securities"). The Underlying Securities are typically selected to correspond to the stocks or other securities that comprise a particular broad based, sector or international index, or that are otherwise representative of a particular industry sector. An investment in an ETF involves risks similar to investing directly in each of the Underlying Securities, including the risk that the value of the Underlying Securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

     The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF. Typically, ETFs are investment companies. However, the term is used in the industry in a broad way to include securities issued by entities that are not investment companies. To the extent an ETF is an investment company, the limitations applicable to All-Star's ability to purchase securities issued by other investment companies will apply.

OPTIONS AND FUTURES STRATEGIES

      All-Star may seek to increase the current return of All-Star's portfolio by writing covered call or put options with respect to the types of securities in which All-Star is permitted to invest. Call options written by All-Star give the purchaser the right for a stated period to buy the securities on which the option was written from All-Star at a stated price; put options written by the Fund give the purchaser the right for a stated period to sell the securities on which the option was written to All-Star at a stated price. By writing a call option, All-Star limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, All-Star assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

     All-Star may purchase put options to protect its portfolio holdings in the underlying security against a decline in market value. It may purchase call options to hedge against an increase in the prices of portfolio securities that it plans to purchase. By purchasing put or call options, All-Star, for the premium paid, acquires the right (but not the obligation) to sell (in the case of a put option) or purchase (in the case of a call option) the underlying security at the option exercise price regardless of the then-current market price.

     All-Star may also seek to hedge against declines in the value of securities owned by it or increases in the price of securities it plans to purchase, or to gain or maintain market exposure, through the purchase of stock index futures and related options. For example, All-Star may purchase stock index futures and related options to enable a newly appointed Portfolio Manager to gain immediate exposure to underlying securities markets pending the investment of the portion of All-Star portfolio assigned to it. A stock index future is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of the specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

     Expenses and losses incurred as a result of the hedging strategies described above will reduce All-Star's current return.

     Transactions in options and futures contracts may not achieve the intended goals of protecting portfolio holdings against market declines or gaining or maintaining market exposure, as applicable, to the extent that there is an imperfect correlation between the price movements of the options and futures contracts and those of the securities to be hedged. In addition, if a Portfolio Manager's prediction on stock market movements is inaccurate, All-Star may be worse off than if it had not engaged in such options or futures transactions. There is also no assurance that these strategies will be available at any time or that a Portfolio Manager will determine to use them.

     See the SAI for additional information concerning options and futures transactions and the risk thereof.

                                  RISK FACTORS

     All-Star is a diversified, multi-managed closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. All-Star is not intended to be a complete investment program and there can be no assurance that All-Star will achieve its investment objective. Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of dividends and distributions.

NO OPERATING HISTORY

     All-Star is a newly organized, multi-managed, diversified, closed-end management investment company with no history of operations.

INVESTMENT AND MARKET RISK

     An investment in All-Star's shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in All-Star shares represents an indirect investment in the securities owned by All-Star, most of which are anticipated to be traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of dividends and other distributions.

MARKET DISCOUNT RISK

     In addition, shares of closed-end management investment companies such as All-Star frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares of All-Star soon after the completion of the public offering. The shares of All-Star were designed primarily for long-term investors, and investors in All-Star shares should not view All-Star as a vehicle for trading purposes.

COMMON STOCK RISK

     All-Star is not limited in the percentage of its assets that may be invested in common stocks and other equity securities, and therefore a risk of investing in the Fund is equity risk. Equity risk is the risk that the market value of securities held by All-Star will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by All-Star participate, and the particular circumstances and performance of particular companies whose securities All-Star holds. For example: an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by All-Star; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by All-Star. In addition, common stock of an issuer in All-Star's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which All-Star will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater payment risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.


PREFERRED SECURITIES RISK

     Preferred equity securities involve credit risk, which is the risk that a preferred equity security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to credit risk, investment in preferred equity securities involves certain other risks. Certain preferred equity securities contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred equity securities) or defer distributions (in the case of "cumulative" preferred equity securities). Preferred equity securities often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers' call. In the event of redemption, All-Star may not be able to reinvest the proceeds at comparable rates of return. Preferred equity securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred equity securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred equity securities may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

CONVERTIBLE SECURITY RISK

     Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock. Thus, it may not decline in price to the same extent as the underlying common stock, and convertible securities generally have less potential for gain or loss than common stocks. However, mandatory convertible securities (as discussed below) generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company's common stockholders. Consequently, an issuer's convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations. In addition, contingent payment convertible securities allow the issuer to claim deductions based on its nonconvertible cost of debt, which generally will result in deductions in excess of the actual cash payments made on the securities (and accordingly, holders will recognize income in amounts in excess of the cash payments received). The convertible securities in which the Fund invests may be rated below investment grade. See "Risks of Below-Investment Grade Quality Securities."

MID-CAP COMPANY RISK

     All-Star will invest primarily in equity securities whose market capitalization at the time of purchase is equal to or less than the stock with the highest market capitalization in the index. Stocks of mid-sized companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. Mid-Cap companies also carry additional risks because their earnings and revenues tend to be less predictable.

INTEREST RATE RISK

     Interest rate risk is the risk that fixed-income securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Because All-Star may invest in certain fixed-income securities that pay a fixed rate of return, the net asset value and market price of All-Star's shares could decline if the market interest rate applicable to such investments were to rise.

CREDIT RISK

     Credit risk is the risk that a security in the Fund's portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial status. Preferred and convertible securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

RISKS OF BELOW-INVESTMENT GRADE QUALITY SECURITIES

     All-Star may invest in convertible securities and debt securities that are rated below-investment grade. Below-investment grade quality debt securities are commonly referred to as "junk bonds." Below-investment grade quality securities are considered predominantly speculative with respect to an issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer or the industry in general. The market value of these securities tends to be volatile. Issuers of below-investment grade quality debt securities may be highly leveraged and may not have available to them more traditional methods of financing. Below-investment grade quality securities are less liquid than investment grade securities. There are fewer dealers in the market for high-yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly and the spread between the bid and ask price is generally much higher than for high-quality instruments. Under adverse market or economic conditions, the secondary market for high-yield securities may contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities under these circumstances may be less than the prices used in calculating the Fund's net asset value.

OPTIONS AND FUTURES STRATEGIES RISK

     Options and futures are financial contracts whose value depends on or is derived from the value of an underlying asset, reference rate or index (or relationship between two indexes). All-Star may use options and futures as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks. All-Star's use of options and futures involves risks different from, and possibly greater than, the risks associated with investing in securities and other traditional investments. Options and futures are subject to a number of risks described elsewhere in this Prospectus, such as illiquid securities risk, interest rate risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the options and futures may not correlate perfectly with the underlying asset, rate or index. If All-Star invests in options and futures, it could lose more than the principal amount invested. The use of options and futures also may affect the amount, character and timing of recognition for tax purposes of the gains and losses All-Star realizes in connection therewith. In addition, suitable options and futures transactions may not be available in all circumstances, and there can be no assurance that All-Star will engage in these transactions to reduce exposure to other risks when that would be beneficial.

MANAGEMENT RISK

     All-Star is subject to management risk because it is an actively managed investment portfolio. BAIA and the Portfolio Managers will apply investment techniques and risk analyses in selecting Portfolio Managers and making investment decisions for All-Star, but there can be no guarantee that these will produce the desired results.

GROWTH STOCK RISK

     Under normal market conditions, BAIA will allocate between 40% and 60% of All-Star's net assets to Portfolio Managers that utilize a "growth" approach to investing. Initially approximately 40% of All-Star's net assets is expected to be allocated to such Portfolio Managers. Over time, depending on market conditions, this allocation may increase or decrease. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In certain market conditions, growth stocks may not perform as well as value stocks or the stock market in general.


VALUE STOCK RISK

     Under normal market conditions, BAIA will allocate between 40% and 60% of All-Star's net assets to Portfolio Managers that utilize a "value" approach to investing. Initially, approximately 60% of All-Star's net assets is expected to be allocated to such Portfolio Managers. Over time, depending on market conditions, this allocation may increase or decrease. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in a Portfolio Manager's opinion, undervalued. If the Portfolio Manager's assessment of a company's prospects is wrong, the price of the company's stock may fall or may not approach the value the Portfolio Manager has placed on it.


FOREIGN SECURITIES RISK

     Investments in foreign securities involve risks in addition to those of investments in U.S. issuers. These risks include political and economic risks, currency fluctuations, higher transaction costs, less liquidity and greater volatility, delayed settlement, confiscatory taxation, withholding of taxes and less stringent investor protection and disclosure of standards in some foreign markets. These risks can make investments in foreign issuers more volatile and potentially less liquid than investments in U.S. issuers.

TAX RISK

     All-Star may invest in preferred securities, convertible securities, or other securities the federal income tax treatment of the income from which may not be clear or may be subject to recharacterization by the IRS.

     The tax treatment of amounts All-Star designates as "qualified dividend income" may be affected by IRS interpretations of the Code, and future changes in the Code and the regulations thereunder. Moreover, unless legislative action is taken, the favorable tax treatment of qualified dividend income, as well as the 15% maximum federal income tax rate on individuals' net capital gain, will expire for taxable years commencing after December 31, 2008. See "Tax Matters." If All-Star has significant holdings in securities that generate qualified dividend income, its share price may be volatile while Congress considers an extension of that favorable tax treatment, depending on the anticipated outcome of the legislation. There can be no assurance as to what portion, if any, of All-Star's distributions will constitute qualified dividend income.

COUNTERPARTY RISK

     All-Star may be subject to credit risk with respect to the counterparties to certain options, futures and repurchase agreements entered into by All-Star. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a contract due to financial difficulties, All-Star may experience significant delays in obtaining any recovery under the contract in a bankruptcy or other reorganization proceeding. All-Star may obtain only a limited recovery or may obtain no recovery in such circumstances.

RIGHTS AND WARRANTS RISK

     Rights and warrants are subject to the same market risks as common stocks, but are more volatile in price. Rights and warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in rights or warrants may be considered speculative. In addition, the value of a right or warrant does not necessarily change with the value of the underlying security and a right or warrant ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that All-Star could lose the purchase value of a right or warrant if the right to subscribe for additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the price of the underlying security.

ILLIQUID SECURITIES RISK

     All-Star may invest in securities that, at the time of investment, are illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933 ("Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by All-Star or at prices approximating the value at which the Fund is carrying the securities on its books. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that All-Star pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and BAIA's/the Portfolio Managers' judgment may play a greater role in the valuation process.


MARKET DISRUPTION RISK

     Certain events have a disruptive effect on the securities markets, such as terrorist attacks (including the terrorist attacks in the United States on September 11, 2001), war and other geopolitical events. All-Star cannot predict the effects of similar events in the future on the U.S. economy. Securities of mid-cap companies tend to be more volatile than securities of larger companies so that these events and any actions resulting from them may have a greater impact on the prices and volatility of securities of mid-cap companies than on securities of larger companies.

INFLATION RISK

     Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of All-Star's shares and distributions can decline.

DEFLATION RISK

     Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of All-Star's portfolio.

ANTI-TAKEOVER PROVISIONS

     All-Star's Declaration of Trust and By-Laws have provisions (commonly referred to as "anti-takeover provisions") which are intended to have the effect of limiting the ability of other entities or persons to acquire control of All-Star, to cause it to engage in certain transactions, or to modify its structure. For instance, the affirmative vote of 75% of the shares of All-Star is required to authorize All-Star's conversion from a closed-end to an open-end investment company, unless such conversion is recommended by All-Star's Board, in which event such conversion would only require the majority vote of All-Star's shareholders, as defined in the 1940 Act. A similar shareholder vote is required to authorize a merger, sale of a substantial part of the assets or similar transactions with persons beneficially owning 5% or more of All-Star's shares, unless approved by All-Star's Board under certain conditions. These provisions cannot be amended without a similar super-majority vote. In addition, All-Star's Board is divided into three classes, each of which has a term of three years and only one of which is elected at each annual meeting of shareholders. See "Description of Shares" and "Anti-Takeover Provisions of the Declaration of Trust; Super-Majority Vote Requirement for Conversion to Open-End Status."

                             MANAGEMENT OF ALL-STAR

TRUSTEES AND OFFICERS

     The Board is responsible for the general oversight of All-Star's operations, including the general oversight of BAIA's and the Portfolio Managers' management of All-Star. The names and business addresses of the Trustees and officers of All-Star and their principal occupations during the past five years are set forth under "Trustees and Officers" in the SAI.


BAIA

     BAIA will serve as All-Star's Fund Manager. Subject to the general supervision of the Board, BAIA will be responsible for determining All-Star's overall investment strategy, including the allocation of All-Star's assets to the Portfolio Managers. BAIA is an indirect, wholly owned subsidiary of Bank of America Corporation. The principal executive offices of BAIA are located at 100 Federal Street, Boston, Massachusetts 02110. BAIA acts as the investment manager to investment companies with aggregate assets of approximately $1.4 billion as of June 30, 2005.


THE PORTFOLIO MANAGERS

     The SAI contains additional information about the compensation and other accounts managed by the individuals employed by each Portfolio Manager who are responsible primarily for the day-to-day management of All-Star's investment portfolio.

FIDUCIARY MANAGEMENT, INC.

     Fiduciary Management, located at 100 East Wisconsin Ave., Suite 2200, Milwaukee, Wisconsin 53202, was founded in 1980. Its two founding partners, Ted
D. Kellner and Donald S. Wilson, worked together for several years (1973-1980) at a previous firm before founding Fiduciary Management in 1980. Fiduciary Management has grown to 11 investment professionals and manages approximately $3 billion of assets for both institutional and high net worth individuals. Fiduciary Management offers both equity and fixed-income management investment strategies, which are rooted in fundamental research and follow a disciplined value-oriented philosophy and process. Fiduciary Management is 100% employee-owned. Ted Kellner owns a majority of the company.

     An investment policy committee will manage the portion of the Fund allocated to Fiduciary Management. All investment decisions will flow through the committee, which is comprised of Ted D. Kellner, Donald S. Wilson, Patrick
J. English, Bladen J. Burns and John S. Brandser. Every member of the committee has an equal vote. To be approved for investment, a company must receive a unanimous vote of the investment committee. If one committee member votes against the company, the company is placed on Fiduciary Management's monitor list and a researcher is instructed to revisit any outstanding questions.

     Ted D. Kellner, CFA, is Chairman, CEO and one of the co-founders of Fiduciary Management. Mr. Kellner is primarily responsible for equity research for a variety of industries and is involved in the client servicing of several of the firm's institutional relationships. Mr. Kellner began his career as an analyst for Brittingham, Inc. (1968-1972) and then served as a portfolio manager at the Nicholas Company, Inc. (1973-1980). Mr. Kellner received a BBA degree from the University of Wisconsin and is a member and Past President of the Milwaukee Analysts Society. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

     Donald S. Wilson, CFA, is Vice Chairman, Chief Compliance Officer and one of the co-founders of Fiduciary Management. In addition to his duties as the Chief Compliance Officer, Mr. Wilson is involved in the fixed-income portfolios, and in the client servicing of several of the firm's institutional relationships. Mr. Wilson began his career as lending officer for the Northern Trust Company (1967-1972) and then served as a portfolio manager at the Nicholas Company, Inc. (1972-1980). Mr. Wilson received both a BA and MBA degree from Northwestern University and he is a member of the Milwaukee Analysts Society. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

     Patrick J. English, CFA, is President and Head of Equity Research of Fiduciary Management. Mr. English joined Fiduciary Management in 1986 and serves as the head of equity research. He is involved in coordinating the firm's research process and he covers companies across a variety of industries. Mr. English began his career as a research analyst with Dodge & Cox (1985-1986).
Mr. English received a BA degree from Stanford

University and he is a member of the Milwaukee Analysts Society. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

     Bladen J. Burns, CFA, is Senior Vice President of Fiduciary Management. Mr. Burns joined Fiduciary Management in 2002 and is primarily responsible for coordinating the marketing and client service efforts at Fiduciary Management. He also works on special research projects. Mr. Burns began his career as an Account Manager with Brown Brothers, Harriman (1992-1994) and then worked as a Senior Analyst with the Wellesley Group Inc. (1994-1996). Most recently, he was a Senior Vice President at Strong Capital Management, Inc. (1996-2002). Mr. Burns received a BSBA degree from Boston University and he is a member of the Milwaukee Analysts Society. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

     John S. Brandser, Senior Vice President and Chief Operating Officer, joined Fiduciary Management in 1995. Mr. Brandser is primarily responsible for managing the operations of the firm. In addition, he manages the fixed-income portfolios for Fiduciary Management's clients. Prior to joining Fiduciary Management, Mr. Brandser was a lending officer with Marshall & Illsley Corporation (1985-1995). Mr. Brandser received a BA degree from the University of Minnesota-Duluth.

M.A. WEATHERBIE & CO., INC.

     M.A. Weatherbie is located at 265 Franklin Street, Boston, Massachusetts 02110. M.A. Weatherbie had approximately $2.2 billion under management as of June 30, 2005.


     Matthew A. Weatherbie, CFA is the person responsible for investing the portion of the Fund allocated to M.A. Weatherbie. Mr. Weatherbie is the Chief Investment Officer, President and Portfolio Manager of M.A. Weatherbie, which he founded in December 1995. Mr. Weatherbie's prior experience as a portfolio manager was at Putnam Investments from 1983-1995 where he managed the Putnam Voyager Fund. Between 1973 and 1983, he was a securities analyst and then a portfolio manager of MFS (Massachusetts Financial Services) Emerging Growth Trust. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

MAZAMA CAPITAL MANAGEMENT, INC.

     Mazama is located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is the successor firm of Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, LLC, an investment advisory firm founded in 1993. Mazama serves as an investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors. Mazama specializes in small and mid-cap growth equity portfolios. Mazama is an employee-owned firm. As of June 30, 2005, Mazama managed approximately $5.8 billion.


     The portion of All-Star's assets allocated to Mazama will be managed by an Investment Team comprised of portfolio managers and research analysts. The Investment Team is comprised of the following individuals:

     Ronald A. Sauer, CEO/Chief Investment Officer/Senior Portfolio Manager. Mr. Sauer is the founder of Mazama Capital Management, Inc. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Sauer earned his BA Finance from the University of Oregon in 1980.

     Stephen C. Brink, CFA, SVP/Portfolio Manager/Director of Research. Mr. Brink is a co-founder of Mazama Capital Management. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Mr. Brink earned his BS Business Administration from Oregon State University in 1977. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

     Gretchen Novak, CFA, Associate Portfolio Manager, joined Mazama in 1999. Mrs. Novak works out of the firm's New York research office and is responsible for researching small & mid-cap growth consumer discretionary and consumer staple companies. She also serves as an associate portfolio manager, supporting Ron Sauer and Steve Brink. Formerly an Equity Analyst with Cramer Rosenthal McGlynn, LLC, she specialized in small and mid-cap stocks with a focus on consumer discretionary companies and secondary emphasis on consumer staples and utility/energy service companies. Mrs. Novak earned her B.A. Business Administration degree with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the CFA Institute Chartered Financial Analyst designation.

     Timothy P. Butler, Sector Portfolio Manager, joined Mazama in 1992.
Mr. Butler is an equity analyst concentrating on small & mid-cap growth financial services and financial technology companies. Tim works closely with portfolio manager Steve Brink in covering this sector. Mr. Butler worked most recently at Pacific Crest Securities, where he was Senior Research Analyst specializing in financial technology stocks. Mr. Butler completed his MBA at the University of Texas in 1990, graduating cum laude, and earned a BA Business Administration from Wichita State University in 1988, where he graduated summa cum laude and was elected to the Beta Gamma Sigma honor society.

     Michael D. Clulow, CFA, Sector Portfolio Manager. Mr. Clulow joined Mazama in 2002. Mr. Clulow works out of the firm's New York research office, specializing in research and analysis of small & mid-cap growth health care companies, including biotech and emerging pharmaceutical companies. He has been an investment analyst since 1995, most recently as Senior Analyst, Health care IT & Pharmaceutical Outsourcing Sectors with UBS Warburg in New York, NY.
Mr. Clulow earned a BS in Finance at Miami University and an MBA with honors in Finance and Economics at New York University's Leonard N. Stern School of Business in 1996. He has earned the right to use the CFA Institute Chartered Financial Analyst designation.

SASCO CAPITAL, INC.

     Sasco is located at 10 Sasco Hill Road, Fairfield, CT 06824. Sasco is an independent equity investment adviser incorporated in the State of Connecticut in 1985 and registered with the SEC as an investment adviser in December 1985. The firm is 100% employee owned and has no affiliations with any other organization. The firm offers exclusively one product and has a 24-year record of market performance. The founding principals of the firm have worked together for over 24 years. Stability and continuity of the investment team and process is a cornerstone of the firm's success. The firm has a diversified institutional client base. Assets under management as of June 30, 2005 were approximately $2.5 billion


     Sasco's portfolio is managed on a team basis by Sasco's three Portfolio
Managers: Bruce D. Bottomley, Daniel L. Leary and Mark W. Helderman. Two out of the three Portfolio Managers have to agree for a security to be purchased or sold. Messrs. Bottomley and Leary are founders of the firm and prior to founding Sasco both had worked as Senior Portfolio Managers at the IBM in-house pension fund. Both Mr. Leary and Mr. Bottomley have extensive analytical experience prior to their portfolio management experience. Mr. Leary worked as a Senior Portfolio Analyst at GE Corporation and prior to that at Connecticut Mutual Life. Mr. Leary has over 34 years of investment experience. He received his B.S. degree from Boston College School of Management in 1971. Prior to IBM, Mr. Bottomley, worked as a Senior Analyst at Manufacturers Hanover and prior to that at the St. Paul Companies. Mr. Bottomley received his B.A. degree from Michigan State University in 1970 and his MBA from the University of Chicago in 1972. Mr. Bottomley has also earned the right to use the CFA Institute Chartered Financial Analyst designation. Mr. Helderman joined Sasco Capital in 1997. He has over 19 years of investment experience. Prior to joining Sasco he was at McDonald & Company Securities in Institutional Sales and prior to that at Roulston Corporation. Mr. Helderman received his B.A. degree from the University of Dayton, Ohio, in 1981.

SCHNEIDER CAPITAL MANAGEMENT CORPORATION

     Schneider is located at 450 East Swedesford Road, Wayne, PA 19087. Schneider, a registered investment adviser, was founded in 1996 by Arnold C. Schneider III, CFA and is 100% employee-owned. Mr. Schneider may be deemed to be a control person of Schneider by virtue of his aggregate ownership of more than 25% of the outstanding voting stock of Schneider. As of June 30, 2005, Schneider managed approximately $4.1 billion in assets.


     Mr. Schneider serves as President and Chief Investment Officer and manages the portion of All-Star allocated to Schneider. Prior to founding Schneider, Mr. Schneider was a Senior Vice President and Partner of the Wellington Management Company. He has earned the right to use the CFA Institute Chartered Financial Analyst designation. Mr. Schneider received a B.S. in Finance from the McIntire School of Commerce of the University of Virginia.

THE FUND MANAGEMENT AGREEMENT AND THE PORTFOLIO MANAGEMENT AGREEMENTS

     All-Star will enter into a Fund Management Agreement with BAIA pursuant to which BAIA provides the Portfolio Manager selection, evaluation, monitoring and rebalancing services ("investment management services") described under "The Multi-Manager Concept." Rebalancing involves reallocating the portfolio among the Portfolio Managers so that the combined weightings of the Portfolio Managers remains consistent with BAIA's targeted strategic allocation focus (growth vs. value) and investment process. No single individual at BAIA is responsible for BAIA's decisions with respect to the retention or replacement of the Portfolio Managers.


     BAIA is also responsible for the provision of administrative services to All-Star, including the provision of office space, shareholder and broker-dealer communications, compensation of officers of All-Star who are also officers or employees of BAIA or its affiliates, and the supervision of transfer agency, dividend disbursing, custodial and other services provided to All-Star. Certain of BAIA's administrative responsibilities have been delegated to CMA.


     Under All-Star's Portfolio Management Agreements with each of the Portfolio Managers and BAIA, each Portfolio Manager has discretionary authority (including for the selection of brokers and dealers for the execution of All-Star's portfolio transactions) with respect to the portion of All-Star's assets allocated to it by BAIA from time to time, subject to All-Star's investment objective and policies, to the supervision and control of the Board, and to instructions from BAIA. As described under the section entitled "The Multi-Manager Concept," BAIA from time to time rebalances All-Star's investment portfolio to adjust to the desired allocations. Although the Portfolio Managers' activities are subject to general oversight by BAIA and the Board and officers of All-Star, neither BAIA nor the Board and officers make day-to-day investment decisions.


     Although All-Star does not permit a Portfolio Manager to act or have a broker-dealer affiliate act as broker for Fund portfolio transactions initiated by it, All-Star's Portfolio Managers are permitted to place portfolio transactions initiated by them with another Portfolio Manager or its broker-dealer affiliate for execution on an agency basis, provided the commission does not exceed the usual and customary broker's commission being paid to other brokers for comparable transactions and is otherwise in accordance with All-Star's procedures adopted under the 1940 Act.

     Under All-Star's Fund Management Agreement with BAIA and its Portfolio Management Agreements with the Portfolio Managers, All-Star pays BAIA a fund management fee and an administrative fee, and BAIA in turn pays the fees of the Portfolio Managers from the fund management fees paid to it. The Fund Management Agreement provides that All-Star will pay the Fund Manager a monthly fund management fee at an annual rate of 1.00% of All-Star's average weekly net assets and a monthly administration fee at an annual rate of 0.20% of its average weekly net assets. Under the Portfolio Management Agreements among All-Star, BAIA and each Portfolio Manager, BAIA pays the Portfolio Managers an aggregate monthly portfolio management fee at an annual rate of 0.60% of its average weekly net assets. The portfolio management fee rate paid to a particular Portfolio Manager may differ from the aggregate fee.


     Under All-Star's Pricing and Bookkeeping Agreement, CMA receives from All-Star an annual fee paid monthly consisting of: (i) $25,000 plus 0.015% of All-Star's net asset value for fund accounting services; (ii) $13,000 for financial reporting; (iii) a multi-manager fee of $3,000 for each Portfolio Manager; and (iv) $7,250 for monitoring, budgeting and approving payment of Fund expenses; provided that during any 12-month period, the aggregate amount of (i) and (ii) shall not exceed $140,000. All-Star also pays additional fees for its out-of-pocket expenses, including fees payable to third parties for pricing services.


EXPENSES OF THE FUND

     BAIA will (i) provide to All-Star the Portfolio Manager selection, evaluation, monitoring and rebalancing services described herein, (ii) assume responsibility for the administrative services described above, (iii) pay the compensation of and furnish office space for the officers of All-Star who are affiliated with BAIA, and (iv) pay the management fees of the Portfolio Managers out of the fund management fee it receives from All-Star. All-Star will pay all its expenses, other than those expressly assumed by BAIA. The expenses payable by All-Star include, without limitation: management and administrative fees payable to BAIA; pricing and bookkeeping fees payable to CMA; fees and expenses of independent registered public accounting firm; fees for transfer agent and registrar, dividend disbursing, custodian and portfolio recordkeeping services; expenses in connection with the Automatic Dividend Reinvestment and Cash Purchase Plan; expenses in connection with obtaining quotations for calculating the value of All-Star's net assets; taxes (if any) and fees and expenses for preparing All-Star's tax returns; brokerage fees and commissions; interest; costs of trustee and shareholder meetings (including expenses of printing and mailing proxy material therefor); expenses of printing and mailing reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of All-Star's existence; membership dues for investment company industry trade associations; legal fees; stock exchange listing fees and expenses; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees who are not trustees, officers, employees or stockholders of BAIA or its affiliates; insurance and fidelity bond premiums; and any extraordinary expenses of a non-recurring nature.

     Total organizational expenses are estimated to be $     . Total expenses of
the offering are estimated to be $     , or $     assuming full exercise of the
over-allotment option, which represents $     , or $     per share,
respectively. The Fund Manager has agreed to pay All-Star's organizational expenses and to reimburse All-Star's offering expenses to the extent that the
aggregate of All-Star's organizational and offering expenses exceed $0.      per
share.

                                 NET ASSET VALUE

     All-Star will determine the net asset value of its shares as of the close of regular session trading on the Exchange (normally 4:00 pm, Eastern time) on each day on which there is a regular trading session on the Exchange. Net asset value is computed by dividing the value of all of All-Star's assets (including accrued interest and dividends), less all liabilities (including accrued expenses and distributions declared but unpaid), by the total number of shares outstanding. Expenses, including the fees payable to BAIA, are accrued daily. Currently, the net asset values of shares of publicly traded closed-end investment companies are published in Barron's, the Monday edition of THE WALL STREET JOURNAL and other publications.


     Portfolio securities are valued pursuant to valuation and pricing procedures adopted by the Board. Generally, current market values on securities for which market quotations are readily available are obtained from independent pricing services or brokers. A security listed or traded on a national securities exchange is generally valued at the last quoted sale price on the security's principal exchange. If there is no trading on a security's principal exchange on the valuation date, the last sale on the other exchanges is generally used. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price is used to value the security. Fair valuation may be used when market quotations are not readily available. When determining whether market quotations are readily available, consideration is given to various indicators of reliability and validity of a security's market quotations, including trading frequency, market density and the occurrence of significant events (i.e., events that affect the value of a portfolio security and occur since closing prices were established but before the Fund's net asset value has been determined). The Board receives periodic reports pursuant to the Fund's valuation and pricing procedures.


                                  DISTRIBUTIONS

     All-Star intends to implement a distribution policy under which All-Star would pay distributions on its shares totaling approximately 6% of its net asset value per year, payable in semi-annual distributions of approximately 3% of its net asset value. These fixed distributions, which will not necessarily be related to All-Star's net investment income or net realized capital gains or losses, will be taxable in any taxable year, up to the amount of All-Star's current and accumulated earnings and profits, as ordinary dividend income, qualified dividend income (taxable at a maximum 15% federal income tax rate for individuals), or long-term capital gain to the extent they reflect such income or gain All-Star earned for that year. If, for any taxable year, the total distributions made under All-Star's distribution policy exceed its net investment income and net realized capital gains, the excess will be treated as a non-taxable return of capital to each shareholder (up to the amount of the shareholder's basis in his or her shares) and thereafter as gain from the sale of shares. The amount treated as a non-taxable return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those shares. In any given year, the Board may decide to distribute more than 6% of All-Star's net assets if necessary for tax purposes. Shareholders should read any written disclosure accompanying a distribution carefully and should not assume that the source of any distribution from the Fund is net profit.

     Assuming that market conditions are favorable and other factors, including All-Star's levels of net income and net realized and unrealized capital gains, are appropriate to facilitate the policy, All-Star anticipates implementing the distribution policy in the second quarter of 2006. However, the timing is subject to change and depends on factors outside of the Fund's control. The Board reserves the right to modify, terminate or delay implementation of this distribution policy if it determines that such modification, termination or delay is in the best interests of shareholders after taking into account all applicable factors. Until implementation, All-Star will distribute income and capital gains in accordance with the 1940 Act and the Code. All-Star does not believe that this will affect the ability of BAIA or the Portfolio Managers to manage All-Star's assets pursuant to the strategies discussed herein. See "Investment Objective and Principal Investment Strategies."

     If All-Star's 6% distribution policy results in distributions in excess of its net investment income and net realized capital gains, such distributions will decrease its total assets and increase its expense ratio to a greater extent than would have been the case without that policy. In addition, in order to make distributions under that policy, All-Star may have to sell portfolio securities at times when the particular investment styles of its Portfolio Managers would dictate not doing so.


     Subject to maintaining status as a RIC (as defined under "Tax Matters" below), All-Star may, in the discretion of the Board, retain for reinvestment, and not distribute, net income or capital gain for any taxable year to the extent that its net investment income and net realized gains exceed the amount required to be distributed for that year under its distribution policy. Retained net capital gain will be taxed to All-Star as long-term capital gains. Under those circumstances each shareholder will be required to include in gross income a proportionate share of that gain but will be able to claim a proportionate share of the federal income tax All-Star paid as a credit against his or her own federal income tax liability and will be entitled to increase the adjusted tax basis in his or her shares by the difference between the amount taxed and the credit.

     All-Star will pay its distributions to shareholders in the form of either cash or Fund shares. In order to receive distributions in additional Fund shares, a shareholder must participate in All-Star's Automatic Dividend Reinvestment and Cash Purchase Plan; each shareholder that holds shares through All-Star's transfer agent will automatically be a participant therein, unless such shareholder contacts the transfer agent and elects not to participate. See "Automatic Dividend Reinvestment and Cash Purchase Plan" and "Tax Matters." Shares may be newly issued or purchased in the market depending on a variety of factors. Investors that hold shares through a brokerage firm, bank or other intermediary as the stockholder of record may receive distributions in cash or Fund shares depending on procedures of the intermediary. Investors should contact their intermediary for more information.


     All-Star and BAIA intend to apply to the SEC for an exemptive order to permit All-Star to distribute capital gains as often as quarterly, in accordance with the distribution policy. Although the SEC has granted this type of exemptive relief in the past, there can be no assurance that the SEC will grant the requested exemptive order. As of the date of this Prospectus, the SEC has stopped processing such exemptive applications. There can be no assurance when, if at all, the SEC will begin reviewing such applications.


     You should consult a tax adviser about state, local and foreign taxes on your distributions from All-Star. Dividends from All-Star's net investment income will generally be taxable as ordinary income to the extent of its current and accumulated earnings and profits, and any distributions by All-Star of the excess of its net realized short-term capital gain over net realized long-term capital loss will be taxable as ordinary income. The dividends distributed by All-Star to individual shareholders of qualified dividend income and net capital gain will qualify for the maximum 15% U.S. federal income tax rate. See "Tax Matters."


             AUTOMATIC DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Each All-Star shareholder that holds its shares through All-Star's transfer agent will automatically be a participant in its Automatic Dividend Reinvestment and Cash Purchase Plan (referred to in this section as the "Plan"), unless the shareholder specifically elects otherwise by writing to the agent for participants in the Plan, or by calling 1-800-542-3863. Shareholders who want to receive their distributions in cash should elect not to participate in the Plan.

     Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee will be able to participate in the Plan only if their brokerage firm, bank or nominee is able to do so on their behalf. Shareholders participating in the Plan through a brokerage firm may not be able to transfer their shares to another brokerage firm and continue to participate in the Plan.


     Under the Plan, EquiServe Trust Company, N.A., a wholly-owned subsidiary of Computershare Shareholder Services, Inc. (the "Plan Agent"), will open an account for each shareholder under the Plan in the same name in which such shareholder's shares are registered. Whenever the Fund declares a dividend or other distribution, registered owners who do not participate in the Plan will receive cash and participants in the Plan will receive the equivalent in Fund shares. The Fund shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional authorized but unissued shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding Fund shares on the open-market (i.e., on the Exchange or elsewhere) ("open-market purchases"). If a registered owner of shares elects not to participate in the Plan, it will receive all dividends in cash paid by check mailed directly to it (or, if the shares are held in street or other nominee name, then to such nominee) by the Fund's dividend disbursing agent.

     On the valuation date for any dividend or distribution payable in shares, the Plan Agent will invest the dividend or distribution amount in newly issued shares, including fractional shares, on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the lower of (i) the net asset value per Fund share on the valuation date and (ii) the market value per Fund share on the valuation date; provided that, if the net asset value per Fund share is less than 95% of the market price per Fund share on the valuation date, the dollar amount of the dividend will be divided by 95% of the market price per Fund share on the valuation date.

     "Market value per Fund share" for these purposes will be the last sales price on the Exchange at the close of the trading day on the applicable date or, if there are no sales on the Exchange on that day, the mean between the closing bid and closing asked quotations for that date.

     In the event that the Fund declares a distribution or a dividend payable in cash, the Plan Agent will apply the amount payable on shares of each Plan participant (less his or her pro rata share of brokerage commissions) to the purchase on the open-market for his or her account. Such purchases will be made on or shortly after the payment date for such distribution or dividend, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchases is necessary to comply with applicable law. If the market value per Fund share equals or exceeds the Fund's net asset value, the Plan Agent may cease purchasing shares and issue the remaining shares at net asset value. In such an event, the number of shares received by participants will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issued the remaining shares.

     Participants in the Plan have the option of making additional cash payments on a monthly basis for investment in shares of the Fund purchased on the open market. Barring suspension of trading, these voluntary cash payments will be invested on the fifteenth day of each month (or the next trading day if the fifteenth is not a trading day), and voluntary payments should be sent so as to be received by the Plan Agent no later than two business days before the next investment date. A participant may withdraw a voluntary cash payment by written notice received by the Plan Agent at least two business days before such payment is to be invested.


     The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan.

     In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who participate in the Plan.


     There is no direct charge to participants for reinvesting distributions pursuant to the Plan. The Plan Agent's fees are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or other distributions declared payable in shares or in cash. However, each participant bears a PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the Plan. Note that if you elect not to participate in the Plan, it is possible that your interest in the Fund may be diluted if the Fund declares a distribution in shares.

     With respect to purchases resulting from voluntary cash payments to the Plan Agent by Plan participants for investment in additional Fund shares, the Plan Agent will charge a service fee for each such purchase for a participant, plus a PRO RATA share of the brokerage commissions on all such voluntary purchases by Plan participants for such month.

     Shareholders may terminate their participation in the Plan by written notice to the Plan Agent. Such termination will be effective immediately if received prior to the record date for a dividend or other distribution; otherwise it will be effective on the first business day after the payment date of such dividend or other distribution. On termination, participants may either have a confirmation for the Fund shares in their Plan accounts delivered to them or have the Plan Agent sell such shares in the open market and deliver the proceeds, less the applicable service fee plus brokerage commissions, to the participant.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Fees may change from time to time.

     Investors may obtain additional information about the Plan by calling the Plan Agent at 1-800-542-3863. The Plan Agent's offices are located at 250 Royall Street, Canton, MA 02021.


                            CLOSED-END FUND STRUCTURE

     All-Star is a newly organized, multi-managed, diversified, closed-end management investment company (commonly referred to as a closed-end fund) with no history of public trading. Closed-end funds differ from open-end management investment companies (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the stockholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the stockholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it more difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as leverage and investments in illiquid securities.

     Shares of closed-end funds frequently trade at a discount to their net asset value. If the shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of All-Star to an open-end management investment company. All-Star cannot assure you that its Board will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount. The conversion of All-Star to an open-end mutual fund would require stockholder approval. If All-Star converted to an open-end management investment company, its shares would no longer be listed on the Exchange.

                              DESCRIPTION OF SHARES

     All-Star's capitalization consists of an unlimited number of shares of beneficial interest without par value. Each share represents an equal proportionate beneficial interest in All-Star and, when issued and outstanding, the shares will be fully paid and non-assessable. Shareholders would be entitled to share pro rata in the net assets of All-Star available for distribution to shareholders upon liquidation of All-Star.

     Shareholders are entitled to one vote for each share held. All-Star's shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of All-Star voting for the election of Trustees can elect all of the Trustees standing for election, and, in such event, the holders of the remaining shares will not be able to elect any of such Trustees.

     All-Star is a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, All-Star's Declaration of Trust contains an express disclaimer of shareholder liability for the acts or obligations of All-Star and provides for indemnification and reimbursement of expenses out of All-Star's property for any shareholder held personally liable for the obligations of All-Star. Thus, the risk of a shareholder incurring financial loss on account of an All-Star liability is limited to circumstances in which both inadequate insurance existed and All-Star itself was unable to meet its obligations from the liquidation of its portfolio investments.

     As of the date of this Prospectus,     holds all the outstanding shares of
All-Star.

              ANTI-TAKEOVER PROVISIONS OF THE DECLARATION OF TRUST;
                       SUPER-MAJORITY VOTE REQUIREMENT FOR
                          CONVERSION TO OPEN-END STATUS

     All-Star's Declaration of Trust contains provisions (commonly referred to as "anti-takeover" provisions) which are intended to have the effect of limiting the ability of other entities or persons to acquire control of All-Star, to cause it to engage in certain transactions or to modify its structure. The Board is divided into three classes, each having a term of three years. On the date of the annual meeting of shareholders (or special meeting in lieu thereof) in each year the term of one class expires. This provision could delay for up to three years the replacement of a majority of the Board. See "Trustees and Officers." The affirmative vote or consent of the holders of 75% of the shares will be required to authorize All-Star's conversion from a closed-end to an open-end investment company unless such conversion is recommended by All-Star's Board, in which event such a conversion would only require the majority vote of All-Star's shareholders (as defined under "Investment Objective and Strategies" above).

     In addition, the affirmative vote of the holders of 75% of All-Star's shares will be required generally to authorize any of the following transactions:


        (i) All-Star's merger or consolidation with or into any other entity;


       (ii) the issuance of any securities of All-Star to any person or entity for cash;

      (iii) the sale, lease or exchange of all or any substantial part of All-Star's assets to any entity or person (except assets having an aggregate fair market value of less than $1,000,000); or

       (iv) the sale, lease or exchange to All-Star in exchange for securities of All-Star of any assets of any entity or person (except assets having an aggregate fair market value of less than $1,000,000)

if such corporation, person or entity is directly, or indirectly through affiliates, the beneficial owner of 5% or more of the outstanding shares of All-Star. (A 66-2/3% vote would otherwise be required for a merger or consolidation or a sale, lease or exchange of all or substantially all of All-Star's assets unless recommended by the Board, in which case only a majority vote would be required). However, such 75% vote or consent will not be required with respect to the foregoing transactions where the Board under certain conditions approves the transaction. However, depending upon the transaction, a different shareholder vote may nevertheless be required under Massachusetts law.

     The foregoing super-majority vote requirements may not be amended except with a similar super-majority vote of shareholders.

     The Board also believes that the super-majority vote requirement for conversion to an open-end investment company is in the best interest of All-Star and its shareholders because it will allow All-Star to continue to benefit from the advantages of its closed-end structure until such time that, based on relevant factors including the then-current relationship of the market price of All-Star's shares to their net asset value, the Board determines to recommend to shareholders All-Star's conversion to an open-end investment company.


                      REPURCHASE OF SHARES; TENDER OFFERS;
                          CONVERSION TO OPEN-END STATUS


     All-Star is a closed-end management investment company and as such its shareholders will not have the right to cause All-Star to redeem their shares. Instead, the shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end management investment company may frequently trade at prices lower than net asset value. The Board will regularly monitor the relationship between the market price and net asset value of the shares. If the shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of All-Star to an open-end management investment company. All-Star cannot assure you that its Board will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.

     If All-Star converted to an open-end management investment company, it would no longer be listed on the Exchange. In contrast to a closed-end management investment company, shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption.

     Before deciding whether to take any action to convert All-Star to an open-end management investment company, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of All-Star's portfolio, the impact of any action that might be taken on All-Star or its shareholders, and market considerations. Based on these considerations, even if All-Star's shares should trade at a discount, the Board may determine that, in the interest of All-Star and its shareholders, no action should be taken.

                                   TAX MATTERS

     The following is a brief summary of the material federal tax considerations affecting the purchase, ownership and disposition of shares of All-Star and does not purport to be complete or to deal with all aspects of federal taxation that may be relevant to shareholders in light of their particular circumstances. The discussion is based on the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect), and is limited to U.S. persons who hold All-Star shares as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the federal income tax law. No ruling has been or will be obtained from the IRS regarding any matter relating to the shares. No assurance can be given that the IRS would not assert a position contrary to any of the tax consequences described below. All-Star has provided more detailed information regarding the federal tax consequences of investing in All-Star in the SAI. Prospective investors should consult their own tax advisers as to the federal income tax consequences of the purchase, ownership and disposition of the Shares, as well as the effects of state, local and non-U.S. tax laws.


     All-Star will elect to be, and intends to qualify each taxable year for treatment as, a regulated investment company under the Code ("RIC"). If All-Star so qualifies, it will be relieved of federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders. (See "Distributions" regarding All-Star's authority to retain and pay taxes on, and not distribute, net capital gain.)

     All-Star will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute (or be deemed to have distributed) by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year plus (ii) 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses) for the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus (iii) 100% of any undistributed ordinary income and capital gain net income from the prior year on which All-Star paid no federal income tax. All-Star also expects to make sufficient annual distributions to avoid being subject to that excise tax.

     Under current law, if All-Star qualifies as a RIC for federal tax purposes for a taxable year, it should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts for that year.

     If All-Star failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of All-Star's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is qualified dividend income (as described below) would be taxable at the rate for net capital gain--a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, All-Star could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

     Distributions by All-Star from its net investment income and net realized capital gains are subject to taxation whether received by shareholders in cash or in additional shares of All-Star. Shareholders receiving a dividend or other distribution in the form of newly issued shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the distribution date, of those shares. Those shareholders will have a cost basis in each such newly issued share equal to its fair market value on the distribution date. Certain distributions declared in October, November or December of any year and paid in the following January will be taxed to shareholders as if received on December 31 of that year, to the extent they do not exceed All-Star's accumulated earnings and profits. The taxability of distributions in excess thereof will be determined in the year paid. In addition, certain other distributions made after the close of All-Star's taxable year may be "spilled-back" and treated as paid by All-Star (except for purposes of the Excise Tax) during that year. In that case, shareholders will be taxed as having received those distributions in the taxable year in which they were actually paid.

     Dividends All-Star pays to shareholders from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that dividends attributable to its qualified dividend income (I.E., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions), that generally are subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their All-Star shares at the rate for net capital gain--a maximum of 15%. A portion of All-Star's dividends--not exceeding the aggregate dividends it receives from domestic corporations only--also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. There can be no assurance as to what portion, if any, of All-Star's distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

     Distributions to a shareholder from net capital gain are taxable as long-term capital gains, at a maximum federal income tax rate of 15% for an individual, regardless of how long the shareholder has held the shares, and are not eligible for the dividends-received deduction. The foregoing special rules relating to "qualified dividend income," as well as the 15% maximum federal income tax rate on individuals' net capital gain, generally apply only through the last taxable year beginning before January 1, 2009.

     The benefits to individual shareholders of the reduced tax rates applicable to qualified dividend income and net capital gain may be impacted by the application of the alternative minimum tax.

     If a shareholder holds shares of All-Star for six months or less, any loss on the sale of the shares will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions the shareholder received with respect to the shares. In addition, if a shareholder purchases All-Star shares (whether pursuant to the Automatic Dividend Reinvestment and Cash Purchase Plan or otherwise) within 30 days before or after selling other All-Star shares at a loss, all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares. Investors also should be aware that the price of All-Star shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase All-Star shares shortly before the record date for that distribution, they will pay full price for the shares and receive some part of the price back as a taxable distribution even though it represents in part a return of invested capital.

     All-Star must withhold and remit to the U.S. Treasury 28% of reportable dividend and capital gain distributions otherwise payable to individuals and certain other non-corporate All-Star shareholders for whom a taxpayer identification number and certain required certificates are not on file with All-Star or who, to All-Star's knowledge, have furnished an incorrect number ("back-up withholding"). In addition, All-Star is required to withhold at that rate from distributions otherwise payable to any such shareholder who does not certify to All-Star that the shareholder is not subject to back-up withholding due to notification by the IRS that the shareholder has underreported interest or dividend income. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from distributions to a shareholder may be credited against such shareholder's federal income tax liability, if any, or refunded, provided that the required information is furnished to the IRS.

     Information concerning the federal income tax status of All-Star dividends and other distributions is mailed to shareholders annually.

     Distributions and the transactions referred to above may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment discussed herein. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes.

                                  UNDERWRITING

     All-Star is offering the shares of beneficial interest described in this Prospectus through a number of underwriters. Banc of America Securities LLC is the representative of the underwriters. All-Star has entered into a firm commitment underwriting agreement with the representative. Subject to the terms and conditions of the underwriting agreement, All-Star has agreed to sell to the underwriters, and each underwriter has agreed to purchase, the number of shares of common stock listed next to its name in the following table.



     UNDERWRITER                                            NUMBER OF SHARES
     -----------                                            ----------------

     Banc of America Securities LLC

     Nuveen Investments LLC
     Advest, Inc.
     Ferris, Baker Watts Incorporated
     KeyBanc Capital Markets
     RBC Capital Markets
     SunTrust Robinson Humphrey
     Wedbush Morgan Securities
     Wells Fargo Securities                                 ----------------

       Total
                                                            ================


     The underwriting agreement is subject to a number of terms and conditions and provides that the underwriters must buy all of the shares if they buy any of them. The underwriters will sell the shares to the public when and if the underwriters buy the shares from All-Star.

     The underwriters initially will offer the shares to the public at the price specified on the cover page of this Prospectus. The underwriters may allow a
concession of not more than $    per share to selected dealers. The underwriters
may also allow, and those dealers may re-allow, a concession of not more than
$    per share to some other dealers. If all the shares are not sold at the public offering price, the underwriters may change the public offering price and the other selling terms. The shares are offered subject to a number of conditions, including:

     o  receipt and acceptance of the shares by the underwriters; and

     o  the underwriters' right to reject orders in whole or in part.


     OVER-ALLOTMENT OPTION. All-Star has granted the underwriters an
over-allotment option to buy up to     additional shares at the same price per
share as they are paying for the shares shown in the table above. These additional shares would cover sales of shares by the underwriters which exceed the total number of shares shown in the table above. The underwriters may exercise this option at any time within 45 days after the date of this Prospectus. To the extent that the underwriters exercise this option, each underwriter will purchase additional shares from All-Star in approximately the same proportion as it purchased the shares shown in the table above. If purchased, the additional shares will be sold by the underwriters on the same terms as those on which the other shares are sold. All-Star will pay the expenses associated with the exercise of this option.


     DISCOUNT AND COMMISSIONS. The following table shows the per share and total underwriting discounts and commissions to be paid to the underwriters by All-Star. These amounts are shown assuming no exercise and full exercise of the underwriters' option to purchase additional shares.

     All-Star estimates that the expenses of the offering to be paid by it, not
including underwriting discounts and commissions, will be approximately $    .



                                                PAID BY ALL-STAR
                                       ----------------------------------
                                       NO EXERCISE          FULL EXERCISE
                                       -----------          -------------

                 Per Share             $                    $
                 Total                 $                    $


     LISTING. All-Star has applied to list its shares on the New York Stock Exchange, under the symbol "ASM." In order to meet one of the requirements for listing All-Star's common stock on the New York Stock Exchange, the underwriters have undertaken to sell 100 or more shares of All-Star's common stock to a minimum of 2,000 beneficial holders.

     STABILIZATION. In connection with this offering, the underwriters may engage in activities that stabilize, maintain or otherwise affect the price of All-Star's shares including:

     -  stabilizing transactions;

     -  short sales;

     -  syndicate covering transactions;

     -  imposition of penalty bids; and

     -  purchases to cover positions created by short sales.


     Stabilizing transactions consist of bids or purchases made for the purpose of preventing or retarding a decline in the market price of All-Star's common stock while this offering is in progress. Stabilizing transactions may include making short sales of All-Star's common stock, which involves the sale by the underwriters of a greater number of shares of common stock than they are required to purchase in this offering, and purchasing shares of common stock from All-Star or on the open market to cover positions created by short sales. Short sales may be "covered" shorts, which are short positions in an amount not greater than the underwriters' over-allotment option referred to above, or may be "naked" shorts, which are short positions in excess of that amount. Syndicate covering transactions involve purchases of All-Star's shares in the open market after the distribution has been completed in order to cover syndicate short positions.


     The underwriters may close out any covered short position either by exercising their over-allotment option, in whole or in part, or by purchasing shares in the open market. In making this determination, the underwriters will consider, among other things, the price of shares available for purchase in the open market compared to the price at which the underwriters may purchases shares through the over-allotment option.

     A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of the common stock in the open market that could adversely affect investors who purchased in this offering. To the extent that the underwriters create a naked short position, they will purchase shares in the open market to cover the position.

     The representative also may impose a penalty bid on underwriters and dealers participating in the offering. This means that the representative may reclaim from any syndicate members or other dealers participating in the offering the selling concession on shares sold by it and purchased by the representative in stabilizing or short covering transactions.

     These activities may have the effect of raising or maintaining the market price of All-Star's shares or preventing or retarding a decline in the market price of the shares. As a result of these activities, the price of the shares may be higher than the price that otherwise might exist in the open market. If the underwriters commence the activities, they may discontinue them at any time. The underwriters may carry out these transactions on the Exchange, in the over-the-counter market or otherwise.


     LOCK-UP AGREEMENTS. All-Star has entered into a lock-up agreement with the underwriters. Under this agreement, subject to exceptions, All-Star may not issue any new shares (other than pursuant to the Plan) or publicly announce the intention to do any of the foregoing, without the prior written consent of BAS for a period of 180 days from the date of this Prospectus. This consent may be given at any time without public notice. In addition, during this 180 day period, All-Star has also agreed not to file any registration statement for any shares without the prior written consent of BAS.


     INDEMNIFICATION. All-Star, BAIA and each Portfolio Manager will indemnify the underwriters against some liabilities, including liabilities under the Securities Act of 1933. If such parties are unable to provide this indemnification, they will contribute to payments the underwriters may be required to make in respect of those liabilities.

     ONLINE OFFERING. A Prospectus in electronic format may be made available on the web sites maintained by one or more of the underwriters participating in this offering. Other than the Prospectus in electronic format, the information on any such web site, or accessible through any such web site, is not part of the Prospectus. The representatives may agree to allocate a number of shares to underwriters for sale to their online brokerage account holders. Internet distributions will be allocated by the underwriters that will make internet distributions on the same basis as other allocations. In addition, shares may be sold by the underwriters to securities dealers who resell shares to online brokerage account holders.

     CONFLICTS/AFFILIATES. The underwriters and their affiliates have provided, and may in the future provide, various investment banking, commercial banking and other financial services to BAIA, the Portfolio Managers or All-Star for which services they have received, and may in the future receive, customary fees. In addition, BAIA is an indirect, wholly owned subsidiary of Bank of America Corporation.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, will serve as All-Star's custodian. Computershare Shareholder Services, Inc. will serve as All-Star's transfer and dividend disbursing agent and registrar.


                             VALIDITY OF THE SHARES

     Certain legal matters in connection with the shares offered in this Prospectus have been passed upon by Kirkpatrick & Lockhart Nicholson Graham LLP, Washington, DC, for All-Star and by Skadden, Arps, Slate, Meagher & Flom LLP for the underwriters.

          TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION



                                                          PAGE
                                                          ----

Investment Objective and Policies                            2
Investment Restrictions                                     12
Investment Advisory and Other Services                      14
Proxy Voting                                                16
Trustees and Officers                                       16

Portfolio Security Transactions                             29
Taxes                                                       31
Principal Shareholders                                      35

Financial Statements                                        35
Appendix A--Proxy Voting Guidelines                         36

            ========================================================
                                     SHARES


[ALL STAR(R) MID-CAP FUND LOGO]


                                     LIBERTY
                                    ALL-STAR
                                  MID-CAP FUND


                          SHARES OF BENEFICIAL INTEREST


                                   ----------

                                   PROSPECTUS
                                     , 2005

                                   ----------


                         BANC OF AMERICA SECURITIES LLC


     Until           2005, all dealers that buy, sell or trade All-Star's shares may be required to deliver a prospectus, regardless of whether they are participating in the offering. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

            ========================================================

                              SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 2005


                          LIBERTY ALL-STAR MID-CAP FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                                     , 2005


Liberty All-Star Mid-Cap Fund ("All-Star") is a recenty organized, multi-managed, diversified closed-end management investment company. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of All-Star dated , 2005. A copy of the Prospectus may be obtained, without charge, by contacting Banc of America Investment Advisors, Inc., formerly known as Liberty Asset Management Company ("Advisor"), in writing at 100 Federal Street, Boston, Massachusetts 02110 or by telephone at 1-800-605-9971.

TABLE OF CONTENTS                                            PAGE
-----------------                                            ----

INVESTMENT OBJECTIVE AND POLICIES...............................2

INVESTMENT RESTRICTIONS........................................12

INVESTMENT ADVISORY AND OTHER SERVICES.........................14

PROXY VOTING...................................................16

TRUSTEES AND OFFICERS..........................................16

PORTFOLIO SECURITY TRANSACTIONS................................29

TAXES..........................................................31

PRINCIPAL SHAREHOLDERS.........................................35

FINANCIAL STATEMENTS...........................................35

APPENDIX A - PROXY VOTING GUIDELINES...........................36


NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS SAI IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                        INVESTMENT OBJECTIVE AND POLICIES

      A description of the investment objective of All-Star and the principal types of securities in which it may invest is contained in the Prospectus under "Investment Objective and Principal Investment Strategies." What follows is additional information regarding securities in which All-Star may invest and investment practices in which it may engage, and additional risks relating thereto.

Bank Obligations
----------------

      Bank obligations in which All-Star may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

      Bank obligations include foreign bank obligations, including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments of the foreign bank's country, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not
generally   subject   to   examination   by  any  U.S.   Government   agency  or
instrumentality.

Commercial Paper
----------------

      A1 and Prime 1 are the highest commercial paper ratings issued by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Moody's Investors Service, Inc. ("Moody's"), respectively. Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

      Among the  factors  considered  by Moody's in  assigning  ratings  are the following:  (1)  evaluation  of the  management  of  the  issuer;  (2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities
---------------------

      Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

      TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of one to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

      OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Foreign Equity Securities
-------------------------

      Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Advisor will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.

      Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income All-Star receives from its foreign investments.

      Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

      There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold (or increase existing withholding) tax on dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for All-Star to obtain or enforce a judgment against the issuers of the obligation. All-Star will normally execute its portfolio securities transactions on the principal stock exchange on which the security is traded.

      The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

      ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, All-Star may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security. While ADRs and GDRs will generally be considered foreign securities for purposes of calculation of any investment limitation placed on All-Star's exposure to foreign securities, these securities, along with the securities of foreign companies traded on the NASDAQ Stock Market will not be subject to any of the restrictions placed on All-Star's ability to invest in emerging market securities.

      Additional costs may be incurred in connection with All-Star's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when All-Star moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities
-------------------------------

      Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

      The risk of investing in foreign fixed income securities is the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentality) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including All-Star) may be requested to participate in the rescheduling of such debt and to the extent further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Currency Contracts
------------------

      The value of All-Star's investments in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by All-Star are denominated. To reduce or limit exposure to changes in currency exchange rates

(referred to as "hedging") All-Star may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a forward contract would deprive All-Star of unrealized profits or force All-Star to cover its commitments for purchase or sale of currency, if any, at the market price. All-Star will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act of 1940, as amended (the "1940 Act"), or the SEC, All-Star may "cover" its commitment under forward contracts by segregating cash or liquid securities with All-Star's custodian in an amount not less than the current value of its total assets committed to the consummation of the contracts. Under normal market conditions, no more than 25 percent of All-Star's assets may be committed to the consummation of currency exchange contracts.

      All-Star may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. All-Star will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

      Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of All-Star's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by All-Star will be successful.

Repurchase Agreements
---------------------

      All-Star may invest in repurchase agreements, which are agreements by which All-Star purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by All-Star collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, All-Star could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, All-Star may incur costs and delays in realizing upon the collateral. All-Star will enter into repurchase agreements only with those banks or securities dealers that are deemed creditworthy pursuant to criteria adopted by the Advisor. There is no limit on the portion of All-Star's assets that may be invested in repurchase agreements with maturities of seven days or less. Not more than 10% of All-Star's net assets will be invested in repurchase agreements maturing in more than seven days.

Borrowing
---------

      All-Star may borrow from banks for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require All-Star to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of All-Star's total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5 percent of All-Star's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, All-Star may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset coverage. Notwithstanding the above, All-Star may not borrow in excess of 5 percent of its assets at any time. All-Star also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by All-Star. To the extent All-Star covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by its Board of Trustees ("Board"), equal in value to the amount of All-Star's commitment to repurchase, such an agreement will not be considered a "senior security" by All-Star and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by All-Star. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of All-Star's portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. All-Star also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Illiquid Securities
-------------------

      Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine All-Star's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which All-Star may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3)
options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which All-Star may invest that are not readily marketable.

      All-Star may also purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid.


Preferred Stock
---------------

      All-Star may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Convertible Securities and Warrants
-----------------------------------

      Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the issuer providing the owner with claims to the issuer's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by All-Star in convertible debentures or convertible preferred stock would be a substitute for an investment in the common stock into which the debentures or preferred stock are convertible if available in quantities necessary to satisfy All-Star's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

      Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that All-Star will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

Investments in Small and Unseasoned Companies
---------------------------------------------

      An unseasoned company is an entity with a limited operating history. Unseasoned and small companies may have unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, All-Star may need to sell them over an extended period or below the original purchase price. Investments by All-Star in these small or unseasoned companies may be regarded as speculative.

Zero-Coupon and Pay-in-Kind Securities
--------------------------------------

      A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. All-Star accrues income on these securities prior to the receipt of cash payments. All-Star intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Options and Futures Strategies
------------------------------

      The effective use of options and future strategies is dependent, among other things, on All-Star's ability to terminate options and futures positions at times when it or its Portfolio Managers deem it desirable to do so. Although All-Star does not intend to enter into an option or futures position unless it believes that a liquid secondary market exists for such option or future, there is no assurance that All-Star will be able to effect closing transactions at any particular time or at an acceptable price. All-Star generally expects that its options and futures transactions will be conducted on recognized securities exchanges. In certain instances, however, All-Star may purchase and sell options in the over-the-counter market. All-Star's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to All-Star. All-Star may not purchase or sell future contracts and related options if immediately thereafter the sum of the amount of initial margin deposits on All-Star's existing futures and premiums paid for such related options would exceed 5% of the market value of All-Star's net assets. Such limitation, however, will not limit All-Star's loss on such contracts and options, which is potentially unlimited.

Writing Covered Put and Call Options on Securities
--------------------------------------------------

      All-Star may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time-to-time as its Portfolio Managers determine is appropriate in seeking to attain its objective. Call options written by All-Star give the holder the right to buy the underlying securities from All-Star at a stated exercise price; put options give the holder the right to sell the underlying security to All-Star at a stated price.

      All-Star may write only covered options, which means that, so long as All-Star is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, All-Star will maintain in a separate account cash or short-term U.S. Government Securities with a value equal to or greater than the exercise price of the underlying securities. All-Star may also write combinations or covered puts and calls on the same underlying security.

      All-Star will receive a premium from writing a put or call option, which will increase All-Star's return if the option expires unexcercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, All-Star limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, All-Star assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

      All-Star may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. All-Star will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by All-Star.

      Writing covered put and call options is not expected to be a principal strategy of All-Star.

Purchasing Put and Call Options on Securities
---------------------------------------------

      All-Star may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the use of the put options since All-Star, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, All-Star will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

      All-Star may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since All-Star, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, All-Star will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

Purchase and Sale of Options and Futures on Stock Indices
---------------------------------------------------------

      All-Star may purchase and sell options on stock indices and stock index futures as a hedge against movements in the equity markets.

      Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

      A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      If a Portfolio Manager of All-Star expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of All-Star's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio Manager expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in All-Star's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of All-Star's position in such put option or future. All-Star may purchase call options on a stock index or a futures contracts on that index to enable a newly appointed Portfolio Manager to gain immediate exposure to the underlying securities market pending the investment in individual securities of the portion of All-Star's portfolio assigned to it.

      In connection with transactions in stock index options, futures and related options, All-Star will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government Securities equal to a specified percentage (expected to range from 5% to 8%) of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Options on Stock Index Futures Contracts
----------------------------------------

      All-Star may purchase and write call and put options on stock index futures contracts. All-Star may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, All-Star may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices, or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities which All-Star intends to purchase.

Risk Factors in Options and Futures Transactions
------------------------------------------------

      The effective use of options and futures strategies is dependent, among other things, on All-Star's ability to terminate options and futures positions at times when its Portfolio Managers deem it desirable to do so. Although All-Star will not enter into an option or futures position unless its Portfolio Managers believe that a liquid secondary market exists for such option or future, there is no assurance that All-Star will be able to effect closing transactions at any particular time or at an acceptable price. All-Star generally expects that its option and futures transactions will be conducted on recognized securities exchanges. In certain instances, however, All-Star may purchase and sell options in the over-the-counter market. All-Star's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to All-Star.

      The use of options and futures involves the risk of imperfect correlation between movements in options and future prices and movements in the price of securities that are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of All-Star's portfolio diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Portfolio Manager to correctly forecast interest rate or general stock market price movements.

Regulatory Matters
------------------

      All-Star will conduct its purchases and sales of futures contracts and writing of related options transactions in accordance with the rules, regulations and any exemptions promulgated by the Commodity Futures Trading Commission ("CFTC") and the SEC with respect to such transactions. All-Star's use of futures and options strategies also may be limited by tax considerations. See "Taxes."

                             INVESTMENT RESTRICTIONS

      Unless otherwise indicated, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by All-Star.

Fundamental Investment Restrictions.
------------------------------------

      The following investment restrictions have been adopted for All-Star as fundamental policies and may be changed only by a majority vote (as defined in the 1940 Act) of All-Star's outstanding shares.

All-Star may not:

      1) COMMODITIES. Purchase or sell physical commodities; except that All-Star may purchase and sell foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      2) INDUSTRY CONCENTRATION. Concentrate investments in any industry. However, All-Star may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      3) REAL ESTATE. Purchase or sell real estate or any interest therein, except that All-Star may invest in securities issued or guaranteed by corporate, governmental or other entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

      4) LENDING. Lend any security or make any other loan, except to the fullest extent permitted under the 1940 Act or under any exemptive order granted under the 1940 Act, and provided that All-Star may (a) purchase debt obligations consistent with its investment objectives and policies and (b) enter into repurchase agreements.

      5) UNDERWRITING. Underwrite securities of other issuers, except that All-Star may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by All-Star, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

      6) BORROWING. Borrow money except to the extent permitted by the 1940 Act or otherwise permitted by regulatory authority having jurisdiction from time to time or under any exemptive order granted under the 1940 Act.

      7) SENIOR SECURITIES. Issue senior securities, except as permitted under the 1940 Act.

      8) INVESTMENTS IN ANY ONE ISSUER. Purchase securities of any one issuer if the purchase, at the time thereof, would cause more than 5% of the value of the total assets of All-Star at market value to be invested in the securities of that issuer or cause All-Star to hold more than 10% of an issuer's outstanding voting securities (other than obligations of the U.S. Government and its agencies and instrumentalities or securities of another regulated investment company), with respect to 75% of the assets of All-Star.

Non-Fundamental Investment Restrictions.
---------------------------------------

      The following is a list of non-fundamental investment restrictions applicable to All-Star. These restrictions can be changed by the Board without shareholder approval.

      1) Under normal circumstances, All-Star will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in mid-cap equity securities (as described below).

      2) All-Star will not invest more than 25% of its net assets in securities issued by foreign (non-U.S.) issuers.

Other Information Regarding Investment Restrictions.
----------------------------------------------------

      Currently, under the 1940 Act, All-Star generally is not permitted to borrow money in excess of 33 1/3% of All-Star's total assets (including the amount borrowed) minus liabilities (other than the amount borrowed), except that All-Star may borrow up to an additional 5% of its total assets for temporary purposes.

      Currently, under the 1940 Act, All-Star generally is not permitted to lend any security or make any other loan if, as a result, more than 33 1/3% of All-Star's total assets would be lent to other parties.

      Equity securities include, without limitation, common stocks, securities convertible into common stocks, including convertible bonds and preferred stocks, and securities having common stock characteristics, such as rights and warrants to purchase equity securities. All-Star will not change its restriction regarding investment in equity securities unless All-Star provides shareholders with prior written notice.

      Mid-cap securities are deemed to be securities of companies whose market capitalizations are less than or equal to the highest market capitalization of companies included in the Russell Midcap(R) Index or the S&P 400 MidCap Index (whichever capitalization is greater) and greater than or equal to the lowest market capitalization of companies included in these indices (whichever capitalization is lower). New investments will be made by reference to the then-current index ranges at the time of purchase. Thus, if a security that is in the mid-cap range at the time of purchase becomes large-cap, it will continue to be treated as mid-cap for purposes of the Fund's policies. However, if a small-cap security held in the portfolio enters the mid-cap range at a later time, such security shall be deemed to be a mid-cap security at that time. All-Star may not change its restriction regarding investment in mid-cap securities unless All-Star provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      As stated under "Management of All-Star" in the Prospectus, Banc of America Investment Advisors, Inc., formerly known as Liberty Asset Management Company ("BAIA" or the "Advisor"), performs the investment management services and is responsible for the administrative services described therein. BAIA, 100 Federal Street, Boston, MA 02110, is All-Star's manager. BAIA is a wholly owned subsidiary of Bank of America, N.A., which is a wholly owned subsidiary of Bank of America Corporation, a U.S. financial holding company. Bank of America Corporation is located at 100 N. Tryon Street, Charlotte, North Carolina 28255. As indicated under "Trustees and Officers" below, all of All-Star's officers are officers of BAIA, Columbia Management Advisors, Inc. ("CMA") or other affiliates of BAIA.


      Reference is made to "Management of All-Star - The Portfolio Managers" in the Prospectus for the names of the controlling persons of All-Star's Portfolio Managers and the names of the individual(s) at each Portfolio Manager primarily responsible for the management of the portion of All-Star's portfolio assigned to it. None of such Portfolio Managers is an affiliate of BAIA. Portfolio Managers may advise other funds advised by BAIA from time to time and may have other business relationships with BAIA and its affiliates from time to time.

      BAIA will enter into a Sub-Administration Agreement with CMA, an affiliate of BAIA, pursuant to which CMA will provide All-Star with certain sub-administration services including maintaining certain books and records and preparing financial statements and other shareholder communications.

      As described under "Management of All-Star" in the Prospectus, All-Star pays BAIA a fund management fee for its investment management services (from which BAIA pays the Portfolio Managers' fee), and an administrative fee for its administrative services (from which BAIA pays fees to CMA for providing sub-administration services).

      All-Star's Fund Management Agreement and Portfolio Management Agreements will continue in effect until , 2007 and will continue in effect thereafter so long as such continuance is specifically approved annually by (a) the Board or
(b) the majority vote of All-Star's  outstanding  shares (as defined in the 1940
Act), provided that, in either event, the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of All-Star (the "Disinterested Trustees"), BAIA or the Portfolio Managers by a vote cast in person at a meeting called for the purpose of voting on such approval. The Fund Management Agreement may be terminated on 60 days' written notice by either party, and the Portfolio Management Agreements may be terminated on 30 days' notice to the Portfolio Manager by BAIA or All-Star and 90 days' notice to BAIA or All-Star by the Portfolio Manager, and any such agreements will terminate automatically if assigned.

      All-Star, BAIA and the Portfolio Managers have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by All-Star. Copies of these Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Custodian; Pricing and Bookkeeping Agent
----------------------------------------

      State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, MA 02110 is the custodian of the portfolio securities and cash of All-Star. As such, the Custodian holds All-Star's portfolio securities and cash in separate accounts on All-Star's behalf and receives and delivers portfolio securities and cash in connection with portfolio transactions initiated by All-Star's Portfolio Managers, collects income due on the portfolio securities and disburses funds in connection with the payment of distributions and expenses.

      CMA is responsible for providing pricing and bookkeeping services for All-Star under a pricing and bookkeeping agreement. Under a separate agreement, CMA has delegated certain of those functions to State Street Bank and Trust Company.

Independent Registered Public Accounting Firm
---------------------------------------------

      PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, are the independent registered public accounting firm of All-Star. The independent registered public accounting firm audits and reports on the annual financial statements and provides tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                                  PROXY VOTING

      All-Star has delegated to BAIA (and not the Portfolio Managers) the responsibility to vote proxies relating to portfolio securities held by All-Star. In deciding to delegate this responsibility, the Board reviewed and approved the policies and procedures used to vote such securities. These include the procedures that BAIA follows when a vote presents a conflict between the interests of BAIA or its affiliates and the interests of BAIA's clients, including All-Star. The policies and procedures are those of CMA.

      The proxy voting guidelines and procedures applicable to All-Star are included in this Statement of Additional Information as Appendix A. Information regarding how All-Star voted proxies relating to portfolio securities during the 12-month period ending June 30, 2006 will be available without charge, upon request, by calling 1-617-434-5949 and on the SEC website at http://www.sec.gov.


                              TRUSTEES AND OFFICERS

      The names, addresses and ages of the Trustees and principal officers of All-Star, the year each was first elected or appointed to office, their term of office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee in the fund complex and other directorships they hold are shown below.


    NAME/AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      NUMBER OF            OTHER
    ADDRESS (1)      SERVICE AND      DURING PAST FIVE YEARS       PORTFOLIOS    DIRECTORSHIPS HELD
                       TERM OF                                      IN FUND
                       OFFICE                                       COMPLEX
                                                                  OVERSEEN BY
                                                                  TRUSTEE (2)

DISINTERESTED
  TRUSTEES
John A. Benning      Trustee       Retired since December,             3        TT International USA
  (Age 71)           since         1999; Senior Vice President,                 (investment company)
                     2005; Term    General Counsel and
                     expires on    Secretary, Liberty Financial
                     the third     Companies, Inc. (July, 1985
                     annual        to December, 1999); Vice
                     shareholder   President, Secretary and
                     meeting       Director, Liberty Asset
                                   Management Company (August,
                                   1985 to December, 1999)

Thomas W. Brock      Trustee       Adjunct Professor, Columbia         5        None
  (Age 58)           since         University Graduate School
                     2005; Term    of Business since September
                     expires on    1998.  Chairman, CEO,
                     the first     Salomon Smith Brothers Asset
                     annual        Management, Inc. from 1993
                     shareholder   to 1998
                     meeting

Richard W. Lowry     Trustee       Private investor since              95       None

Chairman             since         August, 1987 (formerly
  (Age 69)           2005; Term    Chairman and Chief Executive
                     expires on    Officer, U.S. Plywood
                     the second    Corporation (building
                     annual        products manufacturer))
                     shareholder
                     meeting

John J. Neuhauser    Trustee       Academic Vice President and         95       Saucony, Inc.
  (Age 62)           since         Dean of Faculties since                      (athletic
                     2005; Term    August, 1999, Boston College                 footwear)
                     expires on    (formerly Dean, Boston
                     the first     College School of
                     annual        Management from September,
                     shareholder   1977 to August, 1999)
                     meeting

INTERESTED TRUSTEE
William E. Mayer     Trustee       Partner, Park Avenue Equity         95       Lee Enterprises
  (Age 65)(3)        since         Partners (private equity)                    (print
                     2005; Term    since February, 1999                         media); WR Hambrecht
                     expires on                                                 + Co. (financial
                     the third                                                  service provider);
                     annual                                                     Premier
                     shareholder                                                (healthcare);
                     meeting                                                    Readers Digest
                                                                                (publisher)

------------

(1) All the Trustees are members of the Audit Committee except for Mr. Mayer. The address of each Trustee is 100 Federal Street, Boston, MA 02110.

(2) At September 26, 2005, Messrs. Lowry, Mayer and Neuhauser also served as trustees of the Columbia Management Group family of funds (Columbia Funds) which consisted of 85 open-end and 7 closed-end management investment company portfolios. As of September 26, 2005, Mr. Brock also served as manager or director of BACAP Alternative Multi-Strategy Fund, LLC and Columbia Management Multi-Strategy Hedge Fund, LLC (the "Registered Hedge Funds"). "Fund Complex" includes the Columbia Funds, Nations Funds, Galaxy Funds and the Registered Hedge Funds.

(3) "Interested person" of All-Star, as defined in the 1940 Act, because of his affiliation with WR Hambrecht + Co., a registered broker-dealer.

PRINCIPAL OFFICERS

      Each person listed below serves as an officer of All-Star.


                              POSITION WITH FUND AND
                               YEAR FIRST ELECTED OR            PRINCIPAL OCCUPATION(S)
NAME/AGE AND ADDRESS(1)         APPOINTED TO OFFICE             DURING PAST FIVE YEARS
-----------------------       ----------------------            -----------------------
William R. Parmentier, Jr.     President and Chief        President and Chief Executive Officer
  (Age 52)                     Executive                  of the Liberty All-Star Funds since
                               Officer since 2005         April, 1999; Chief Investment Officer -
                                                          External Managers of BAIA since July,
                                                          1998 and Director since April, 2004.

Mark T. Haley, CFA             Vice President since 2005  Vice President - Investments of the
  (Age 41)                                                Liberty All-Star Funds since April,

                              POSITION WITH FUND AND
                               YEAR FIRST ELECTED OR            PRINCIPAL OCCUPATION(S)
NAME/AGE AND ADDRESS(1)         APPOINTED TO OFFICE             DURING PAST FIVE YEARS
-----------------------       ----------------------            -----------------------
                                                          1999, Vice President - Investments of
                                                          BAIA since January, 1999.

Mary Joan Hoene                Senior Vice President      Senior Vice President and Chief
 (Age 55)                      and Chief Compliance       Compliance Officer of the Columbia
                               Officer                    Funds, the Galaxy Funds, Nations Funds
                               since 2005                 and of the Liberty All-Star Funds since
                                                          August, 2004 and the Registered Hedge
                                                          Funds since October, 2004; (formerly,
                                                          Partner, Carter, Ledyard & Milburn LLP
                                                          from January, 2001 to August, 2004;
                                                          Counsel, Carter, Ledyard & Milburn LLP
                                                          from November, 1999 to December, 2000;
                                                          Vice President and Counsel, Equitable
                                                          Life Assurance Society of the United
                                                          States from April, 1998 to November,
                                                          1999).

J. Kevin Connaughton           Treasurer since 2005       Treasurer of the Columbia Funds and
  (Age 40)                                                Liberty All-Star Funds since December,
                                                          2000; Vice President of Columbia
                                                          Management Advisors since April, 2003;
                                                          (formerly, President of the Columbia
                                                          Funds from February, 2004 to October,
                                                          2004; Chief Accounting Officer and
                                                          Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from
                                                          February, 1998 to October, 2000);
                                                          Treasurer of the Galaxy Funds since
                                                          September, 2002; (formerly, Treasurer
                                                          from December, 2002 to December, 2004
                                                          and President from February, 2004 to
                                                          December, 2004 of Columbia Management
                                                          Multi-Strategy Hedge Fund, LLC; Vice
                                                          President of Colonial Management
                                                          Associates, Inc. from February, 1998 to
                                                          October, 2000).

Michael G. Clarke              Chief Accounting Officer   Chief Accounting Officer of the
 (Age 35)                      since 2005                 Columbia Funds and of the Liberty
                                                          All-Star Funds since October, 2004;
                                                          (formerly, Controller of the Columbia
                                                          Funds and of the Liberty All-Star Funds
                                                          from May, 2004 to October, 2004;
                                                          Assistant Treasurer from June, 2002 to
                                                          May, 2004; Vice President, Product
                                                          Strategy & Development of the Liberty
                                                          Funds Group from February, 2001 to
                                                          June, 2002; Assistant Treasurer of the
                                                          Liberty Funds and of the Liberty
                                                          All-Star Funds from August, 1999 to
                                                          February, 2001; Audit Manager Deloitte
                                                          & Touche LLP from May, 1997 to August,
                                                          1999).

Jeffery R. Coleman             Controller since 2005      Controller of the Columbia Funds and
 (Age 35)                                                 Liberty All-Star Funds since October,
                                                          2004; (formerly, Vice President of CDC
                                                          IXIS Asset Management Services, Inc.
                                                          and Deputy Treasurer of the CDC Nvest
                                                          Funds and Loomis Sayles Funds from
                                                          February, 2003 to September, 2004;
                                                          Assistant Vice President of CDC IXIS
                                                          Asset Management Services, Inc. and
                                                          Assistant Treasurer of the CDC Nvest
                                                          Funds from August, 2000 to February,
                                                          2003; Tax Manager of PFPC Inc. from
                                                          November, 1996 to August, 2000).

David A. Rozenson              Secretary                  Secretary of the Liberty All-Star Funds
 (Age 51)                      since 2005                 since December, 2003; Associate General
                                                          Council of Bank of America Corporation
                                                          since April, 2004; Senior Counsel,
                                                          Fleet Boston Financial Corporation from
                                                          January, 1996 to April 2004; Associate
                                                          General Counsel, Columbia Management
                                                          Group from 2002 to 2004.

---------------------------

(1) The address of each officer is c/o Liberty All-Star Funds, One Financial Center, Boston, MA 02111-2621.

      Messrs. Connaughton, Clarke and Coleman and Ms. Hoene hold the same offices with other Funds in the Fund Complex. Each officer of All-Star serves at the pleasure of the Board.

      The term of office of each Trustee will expire on the final adjournment of the Annual Meeting (or special meeting in lieu thereof) specified in the table above. All-Star's officers are elected each year by the Board. Each Fund officer holds office until his or her successor is duly elected by the Board and qualified, or his or her removal, resignation or death.

Role of the Board
-----------------

      The Board is responsible for the overall management and supervision of All-Star's affairs and for protecting the interests of the shareholders. The Board will meet periodically throughout the year to oversee All-Star's activities, review contractual arrangements with service providers for All-Star and review All-Star's performance.

Audit Committee
---------------

      All-Star has an Audit Committee comprised of only "Independent Trustees" (as defined in the New York Stock Exchange ("NYSE") Listing Standards for trustees of closed-end investment companies) of All-Star, who are also not "interested persons" (as defined in the 1940 Act) of All-Star. Its members include John A. Benning, Thomas W. Brock, Richard W. Lowry and John J. Neuhauser. Each member of the Audit Committee must be financially literate and at least one member must have prior accounting experience or related financial management expertise. The Board has determined, in accordance with NYSE Listing Standards, that each member of the Audit Committee is financially literate and that one of its members has prior accounting experience or related financial management expertise.

      The  principal  functions  of the  Audit  Committee  are to  assist  Board oversight of: (1) the integrity of All-Star's financial statements, (2) All-Star's compliance with legal and regulatory requirements, (3) the independent registered public accounting firm ("independent accountants") qualifications and independence, (4) the performance of the Advisor's internal audit function, and (5) the performance of independent accountants. The Audit Committee is directly responsible for the appointment, compensation, retention and oversight of the work of the independent accountants (including the resolution of disagreements between management and the independent accountants regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other review or attest services for All-Star.

Share Ownership
---------------

      The Trustees do not own All-Star shares as of the date of this SAI. The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 in all funds overseen by the Trustees in the family of investment companies.

                                            Aggregate Dollar Range of Equity
                                             Securities Owned in All Funds
                                             Overseen by Trustee in Family
               Name of Trustee                 of Investment Companies(2)
               ---------------                 --------------------------

      DISINTERESTED TRUSTEES
      John A. Benning..............                  Over $100,000
      Thomas W. Brock (1)..........                       None
      Richard W. Lowry (1).........                  Over $100,000
      John J. Neuhauser (1)........                  Over $100,000
      INTERESTED TRUSTEE
      William E. Mayer (1).........                $50,001 - $100,000

------------
(1) Trustee also serves as a trustee/director of other funds within the Fund Complex.

(2)   Securities valued as of December 31, 2004.

      As of December 31, 2004, none of the Disinterested Trustees nor any of their immediate family members owned beneficially or of record any class of securities of Bank of America Corporation, BAIA or Portfolio Manager of All-Star or any person controlling, controlled by or under common control with any such entity (except as noted in the next paragraph).

      During the calendar years ended December 31, 2004 and December 31, 2003, Mr. Lowry had a material interest in a trust (approximately $3,912,000 as of December 31, 2004) which owns units of a limited partnership whose investments are managed by M.A. Weatherbie & Co., Inc., a Portfolio Manager of All-Star, and whose general partner is Weatherbie Limited Partnership. Mr. Benning also had a material interest in that trust (approximately $1,191,055 as of December 31, 2004).

      During the calendar years ended December 31, 2004 and December 31, 2003, none of the Disinterested Trustees nor any of their immediate family members, to the Fund's knowledge, had any direct or indirect material interest in any transaction or series of similar transactions with (i) a fund managed by BAIA, a Portfolio Manager or a person controlling, controlled by or under common control with BAIA or a Portfolio Manager; (ii) BAIA or a Portfolio Manager; (iii) any person controlling, controlled by or under common control with BAIA or a Portfolio Manager; or (iv) an officer of any of the above.

      During the calendar years ended December 31, 2004 and December 31, 2003, none of the Disinterested Trustees nor any of their immediate family members, to the Fund's knowledge, had any direct or indirect relationship with (i) a fund managed by BAIA, a Portfolio Manager or a person controlling, controlled by or under common control with BAIA or a Portfolio Manager (other than as disclosed above); (ii) BAIA or a Portfolio Manager; (iii) a person controlling, controlled by or under common control with BAIA or a Portfolio Manager; or (iv) an officer of any of the above.

      During the calendar years ended December 31, 2004 and December 31, 2003, no officer of BAIA, a Portfolio Manager or any person controlling, controlled by or under common control with BAIA or a Portfolio Manager, to the Fund's knowledge, served on the board of directors of a company where the Disinterested Trustees or any of his immediate family members served as an officer.

Board Consideration in Approving the Investment Advisory Contracts
------------------------------------------------------------------

      At its meeting on May 9, 2005, the Board, including all of the Independent Trustees, approved the Fund Management Agreement between All-Star and BAIA and the five separate Portfolio Management Agreements, each among All-Star, BAIA and a Portfolio Manager (each, an "Agreement"). Prior to the Board action, the Independent Trustees met to consider management's recommendations as to approval of each Agreement. As part of the process to consider these matters, legal counsel to the Independent Trustees requested certain information from BAIA and each Portfolio Manager. In response to these requests, the Independent Trustees received extensive reports from BAIA and each Portfolio Manager that addressed specific factors designed to inform the Board's consideration of the Agreements. Counsel also provided the Independent Trustees and the Board with a memorandum detailing their responsibilities pertaining to the approval of each Agreement. Based on its evaluation of all material factors, the Board concluded that the terms of each Agreement were reasonable and fair and that the approval of each Agreement was in the best interests of All-Star and its shareholders.

      In voting to approve each Agreement, the Board did not identify any single factor as all-important or controlling. The following summary does not detail all the matters considered by the Board, but provides a summary of the material matters it considered. The Board considered whether the Agreement would be in the best interests of All-Star and its shareholders, an evaluation based on: (1) the nature, extent and quality of the services to be provided under each Agreement; (2) the investment performance of other funds and accounts managed by BAIA and its affiliates and each Portfolio Manager; (3) the costs to the Fund of the services to be provided and profits realized by BAIA and the Portfolio Managers from their relationships with All-Star and with respect to other funds and accounts managed by the parties; (4) the extent to which economies of scale would be realized as All-Star grows and whether fee levels will reflect economies of scale for the benefit of All-Star's shareholders; (5) potential fall-out benefits to BAIA and each Portfolio Manager from their relationships with All-Star; and (6) other general information about BAIA and each Portfolio Manager. The following is a summary of the Board's discussion and views regarding these factors.

Nature, Extent and Quality of the Services Provided
---------------------------------------------------

      The Trustees considered the nature, extent and quality of the portfolio manager selection, evaluation and monitoring services to be provided by BAIA, and the portfolio management services to be provided by each Portfolio Manager, in light of the investment objective of the Fund. In connection with its review, the Board considered BAIA's long-term history of care and conscientiousness in the management of the Liberty All-Star Equity Fund ("Equity Fund") and the Liberty All-Star Growth Fund ("Growth Fund") and the administrative services provided to the Equity Fund and the Growth Fund by BAIA and its affiliates. The Board also considered each Portfolio Manager's demonstrated consistency in investment approach. It reviewed the background and experience of the personnel at BAIA responsible for portfolio manager selection, evaluation and monitoring for All-Star and the Portfolio Manager personnel responsible for managing

All-Star's portfolio. The Board also considered the compliance record of BAIA and each Portfolio Manager compliance record. The Board concluded that the nature and extent of the services to be provided by BAIA and the respective Portfolio Managers to All-Star were appropriate and consistent wioth the terms of he respective Agreements and that All-Star was likely to benefit from the services provided under the Agreements. The Board also considered that BAIA and the respective Portfolio Managers had sufficient peersonnel, with the appropriate education and experience, to serve All-Star effectively. Finally, the Board concluded that the financial condition of each of BAIA and the respective Portfolio Managers was sound.

Investment Performance
----------------------

      The Board recognized that because All-Star has no performance history, there would be no Fund performance for the Board to review in considering whether to approve the Agreements. However, the Board reviewed the information provided concerning the long-term and short-term investment performance of the Equity Fund and the Growth Fund, the portions of those Funds managed by Schneider and Weatherbie, respectively, and other investment companies and accounts managed by the Portfolio Managers. The performance information provided demonstrated to the Trustees a generally consistent pattern of favorable long-term performance for shareholders of the Equity Fund and the Growth Fund and clients of the Portfolio Managers.

Costs of the  Services  Provided to  All-Star  and the Profits to Be Realized by
--------------------------------------------------------------------------------
BAIA from Its Relationship with All-Star
----------------------------------------

      COSTS OF SERVICES TO ALL-STAR: FEES AND EXPENSES. The Board reviewed the fees to be paid by All-Star to BAIA and the fees to be paid by BAIA to the Portfolio Managers, as well as information provided by BAIA about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to All-Star. The Board also compared All-Star's management fees to the fees charged by BAIA and the Portfolio Managers to their other accounts, including fees for institutional accounts. The Board considered that the Portfolio Managers were paid by BAIA, not All-Star. The Board also considered the differences in the level of services provided and the differences in responsibility of BAIA and the Portfolio Managers to All-Star and to other accounts. The Board considered that, while All-Star's management fee structure does not provide for a reduction of payments, the management fees appeared fair and reasonable in relation to the anticipated asset size of All-Star and the management fees charged by comparable closed-end funds. The Board noted that All-Star's management fees were slightly higher than the management fees paid by the Equity Fund and the Growth Fund due to the anticipated higher costs associated with the management of a mid-cap securities portfolio. The Board consluded that the management fees payable by All-Star to BAIA and the fees payable by BAIA to the Portfolio Managers were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies and the fees BAIA and the Portfolio Managers charge to other clients.

      PROFITABILITY AND COSTS OF SERVICES TO BAIA AND THE PORTFOLIO MANAGERS. The Board reviewed reports of the financial position of BAIA and each Portfolio Manager. The Board recognized that, because All-Star is new, BAIA and the Portfolio Managers did not have information concerning their profitability in connection with the provision of services to All-Star. However, the Board reviewed the profitability of BAIA and its affiliates with respect to fees received from the Equity Fund and the Growth Fund as well as PRO forma profitability estimates for All-Star. The Board determined that the profitability of BAIA was reasonable in relation to the services to be provided and to the costs of providing fund management services to the Equity Fund, the Growth Fund and All-Star. The Trustees also considered the potential "fall-out" benefits (including the receipt of research products and services from unaffiliated brokers) that BAIA or the Portfolio Managers might receive in connection with their association with All-Star, and acknowledged BAIA's and each Portfolio Manager's well-established stand-alone management relationships independent of All-Star and the regulatory risks each assumed in connection with the management of All-Star.

Extent  of  Economies of Scale as All-Star Grows and  Whether Fee Levels Reflect
--------------------------------------------------------------------------------
Economies of Scale
------------------

      The Trustees considered whether there would be economies of scale with respect to the selection, evaluation and monitoring of Portfolio Managers and other services by BAIA and the management of Fund assets by each Portfolio Manager. The Board recognized that shareholders would realize efficiencies with respect to their investment from the outset due to organizational efficiencies involved with BAIA's well-established processes for the selection, evaluation and monitoring of Portfolio Managers. The Board also noted that while All-Star's management fee structure does not provide for a reduction of the effective fee rate as asset levels increase, there are potential economies of scale if All-Star's assets grow significantly. Because closed-end funds do not continuously offer shares, their assets are not expected to grow rapidly after All-Star's initial offerings. The Board indicated it would monitor All-Star's fees in light of asset growth. The Board noted that BAIA's commitment to pay All-Star's organizational expenses and to partially reimburse All-Star's offering expenses would benefit All-Star and its shareholders.

      The Board also considered its long association with BAIA and BAIA's relationships with the Portfolio Managers and their personnel, and the Board's familiarity with their culture to evaluate the services to be provided. The Board will meet at least four times per year in order to oversee the operations of All-Star. At such meetings, BAIA and the Portfolio Managers will submit and/or make presentations and discuss performance, compliance and other relevant issues.

General
-------

      The Board will be divided into three classes, each of which has a term of three years expiring with the annual meeting of shareholders in the third year of the term. All-Star holds annual meetings of shareholders to vote on, among other things, the election or re-election of the Trustees whose terms are expiring with that meeting. The terms of Messrs. Brock and Neuhauser expire on the first annual meeting of shareholders, the term of Mr. Lowry expires on the second annual meeting of shareholders and the terms of Messrs. Benning and Mayer expire on the third annual meeting of shareholders. All-Star's Trustees are also Trustees/Directors of Liberty All-Star Growth Fund, Inc. and Liberty All-Star Equity Fund, other closed-end multi-managed funds managed by BAIA.

Trustee Compensation
--------------------

      The following table shows, for the year ended December 31, 2004, the compensation received from All-Star by the Trustees, and the aggregate compensation paid to the Trustees for service on the Board of the Equity Fund and the Growth Fund. All-Star has no bonus, profit sharing or retirement plans.

Compensation Table
------------------

                      Estimated        Pension or
                      Aggregate        Retirement
                     Compensation   Benefits Accrued   Estimated Annual
                         From       as Part of Fund      Benefits Upon     Total Compensation
Name of Trustee      All-Star(1)        Expenses           Retirement     from the Fund Complex
---------------      -----------        --------           ----------     ---------------------
John A. Benning         $1,476           $0                   $0                $25,200
Thomas W. Brock         $1,476           $0                   $0               $22,625(2)
Richard W. Lowry        $1,968           $0                   $0                $175,900
William W. Mayer        $1,476           $0                   $0                $190,900
John J. Neuhauser       $1,640           $0                   $0                $193,109

(1) Since All-Star has not completed its first fiscal year, compensation is estimated based upon payments to be made by All-Star during the current fiscal year ending December 31, 2005.

(2) This figure represents the compensation paid during the 12-month period ended March 31, 2005.

PORTFOLIO MANAGERS

FIDUCIARY MANAGEMENT, INC. ("FIDUCIARY MANAGEMENT")

      OTHER ACCOUNTS. The portion of All-Star allocated to Fiduciary Management will be managed by the firm's investment policy committee, consisting of Ted D. Kellner, Donald S. Wilson, Patrick J. English, Bladen J. Burns and John S. Brandser. The table below provides information regarding the other accounts managed by the investment policy committee as of December 31, 2004:


                                                       Number of Accounts
                           Number of                    Managed for which    Assets Managed for
                           Accounts     Total Assets     Advisory Fee is      which Advisory Fee
     Type of Account        Managed       Managed       Performance-Based   is Performance-Based
     ---------------        -------       -------       -----------------   --------------------
Registered Investment
Companies                      2       $450,000,000          None                  None
Other pooled investment
vehicles                       0           None              None                  None
Other accounts                321     $1,428,900,000         None                  None

      COMPENSATION STRUCTURE. Each investment professional is compensated with a fixed base salary that is based on his or her experience level. Each investment professional also receives an incentive bonus that is determined based upon his or her contribution to the team and the firm's performance. The amount of the bonus is subjective and is determined by the firm's senior partners. Each investment professional is reviewed bi-annually. The firm makes an annual contribution for each investment professional to the firm's retirement and profit sharing plan. The retirement plan contribution is 25% of an individual's compensation, however, it is capped at $42,000 per person, per annum. In addition, investment professionals are given the opportunity to become equity owners in the firm. All compensation is pre-tax. There is no difference between the method used to determine compensation with respect to All-Star and the other accounts managed by the Investment Policy Committee.

M.A. WEATHERBIE & CO., INC. ("M.A. WEATHERBIE")

      OTHER ACCOUNTS. The portion of All-Star allocated to M.A. Weatherbie will be managed by Matthew A. Weatherbie. The table below provides information regarding the other accounts managed by Matthew A. Weatherbie as of December 31, 2004:

                                                              Number of
                                                          Accounts Managed   Assets Managed for
                            Number of                         for which      which Advisory Fee
                            Accounts     Total Assets     Advisory Fee is            is
     Type of Account         Managed        Managed       Performance-Based   Performance-Based
     ---------------         -------        -------       -----------------  ------------------
Registered Investment
Companies                        2       $ 240,000,000           None               None
Other pooled investment
vehicle                          1              $                  1             $89,000,000
                                           89,000,000
Other accounts                  90       $1,964,000,000          None               None

      COMPENSATION STRUCTURE. As the sole owner of M.A. Weatherbie, Matthew A. Weatherbie's compensation is directly related to the overall profitability of M.A. Weatherbie. Mr. Weatherbie receives a fixed base salary, profit sharing (pre-tax/deferred compensation) and earnings from the company, if any, at year end under the rules of SubChapter S. All compensation is pre-tax. There is no difference between the method used to determine compensation with respect to All-Star and the other accounts managed by Mr. Weatherbie.

MAZAMA CAPITAL MANAGEMENT, INC. ("MAZAMA")

      OTHER ACCOUNTS. The portion of All-Star allocated to Mazama will be managed by an Investment Team comprised of portfolio managers and research analysts, including Ronald A. Sauer, Stephen C. Brink, Gretchen M. Novak, Timothy P. Butler and Michael D. Clulow. The table below provides information regarding the other accounts managed by the Investment Team as of December 31, 2004:

                                                              Number of
                                                          Accounts Managed   Assets Managed for
                            Number of                         for which      which Advisory Fee
                            Accounts     Total Assets     Advisory Fee is            is
     Type of Account         Managed        Managed       Performance-Based   Performance-Based
     ---------------         -------        -------       -----------------  ------------------
Investment Team
Registered Investment
Companies                      10         $1,220,000,000          0                   0
Other pooled investment
vehicle                         6          $ 190,000,000          0                   0
Other accounts                 64         $4,230,000,000          1             $104,000,000

      COMPENSATION STRUCTURE. Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

      Each member of the Investment Team receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The base salary is fixed, but may change at times based on employee performance. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team manages the portfolios in aggregate terms, focusing on the overall strategy, which is then implemented at the portfolio level. In other words, the Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Instead, they are compensated based on overall fees received by the firm. Compensation is not affected by the difference, if any, between pre-tax and post-tax returns. This incentive compensation structure keeps each member of the team focused on the relative performance of the aggregate portfolio versus its benchmark. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and those of the Russell 3000 Growth Index.

      Mazama offers its employees a 401(k) plan after 6 months of employment with the firm and makes annual contributions to the plan on behalf of all eligible employees. Equity incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, including founding equity, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both. There is no difference between the method used to determine compensation with respect to All-Star and the other accounts managed by the Investment Team.

SCHNEIDER CAPITAL MANAGEMENT CORPORATION ("SCHNEIDER")

      OTHER ACCOUNTS. The portion of All-Star allocated to Schneider will be managed by Arnold C. Schneider III. The table below provides information about the other accounts managed by Mr. Schneider as of December 31, 2004:

                                                              Number of
                                                          Accounts Managed   Assets Managed for
                               Number of                      for which      which Advisory Fee
                               Accounts    Total Assets   Advisory Fee is            is
      Type of Account           Managed       Managed     Performance-Based   Performance-Based
      ---------------           -------       -------     -----------------  ------------------
Registered Investment
Companies                          8         $778,000,000       None                None

Other pooled investment
vehicle                            7         $505,000,000       None                None

Other accounts                    40       $2,415,000,000       None                None

      COMPENSATION STRUCTURE. Mr. Schneider receives a fixed base salary and a bonus that is based upon the overall profitability of the firm. He also receives deferred compensation and a contribution is made annually into a retirement plan. All compensation is pre-tax. There is no difference between the method used to determine compensation with respect to All-Star and the other accounts managed by Mr. Schneider.

SASCO CAPITAL INC. ("SASCO")

      OTHER ACCOUNTS. The portion of All-Star allocated to Sasco will be managed on a team basis by Sasco's three portfolio managers: Bruce D. Bottomley, Daniel
L. Leary and Mark W. Helderman. The table below provides information about the other accounts managed by the team as of December 31, 2004:


                                                           Number of
                                                       Accounts Managed   Assets Managed for
                            Number of                      for which      which Advisory Fee
                            Accounts    Total Assets   Advisory Fee is            is
      Type of Account        Managed       Managed     Performance-Based   Performance-Based
      ---------------        -------       -------     -----------------   -----------------
Registered Investment
Companies                       1        $31,000,000         None                None
Other pooled investment
vehicle                         0           None             None                None
Other accounts                  1       $2,467,000,000         1            $1,400,000,000

      COMPENSATION STRUCTURE. Sasco is independently owned by its employees. All key investment professionals' compensation is directly tied to the profitability of the firm since each have direct stock ownership, or an ownership profit interest in the firm. Each receives a fixed base salary plus bonus, or profit distribution, based on individual contribution and profitability of the firm. Bonuses can and have exceeded 100% of base salary. Profits, after all expenses, are distributed and not retained in the business. Sasco has an Employee Target Benefit Plan for all of its employees, including the portfolio managers. The Plan is administered by an independent actuarial firm. All compensation is pre-tax. There is no difference between the method used to determine compensation with respect to All-Star and the other accounts managed by the portfolio managers.

Description of Certain Material Conflicts of Interest
-----------------------------------------------------

      Material conflicts of interest may arise when an individual with day-to-day management responsibilities for All-Star also manages other funds or accounts. (Information regarding other funds, pooled investment vehicles and accounts managed by All-Star's Portfolio Managers is set forth in tables above.) These potential material conflicts of interest include the following conflicts:

      ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. From time to time an investment opportunity that is suitable for multiple funds and/or accounts may be limited. In such circumstances the opportunity will have to be allocated among the funds and/or accounts managed by a portfolio manager, decreasing All-Star's ability to participate in the investment opportunity.

      TIME AND FOCUS. A portfolio manager who manages several funds and/or accounts may not devote equal time and attention to all of these funds and/or accounts. This may adversely affect the portfolio manager's performance with respect to the funds and/or accounts to which he or she devotes less time.

      BROKER-DEALER SELECTION. Some broker-dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in higher brokerage fees. (See "Portfolio Security Transactions" below.) These services may benefit certain funds or accounts more than others. Although the payment of commissions is subject to the requirement that a portfolio manager determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      COMPENSATION DIFFERENCES. To the extent a fund or account compensates a portfolio manager (either directly or indirectly by paying the portfolio manager's firm) more than other funds or accounts, the portfolio manager might have an economic incentive for certain funds or accounts to succeed more than others. This may be the case where an advisory fee is greater, where a fund or account pays a performance-based fee or where the portfolio manager or his or her firm has an interest in the fund or account.

      ADDITIONAL BUSINESS. BAIA, the Portfolio Managers or their affiliates may provide more service for some funds or accounts than for others. For example, an affiliate may provide distribution, recordkeeping or administration services for one fund but not for others. This may result in a portfolio manager benefiting, either directly or indirectly, from some funds over others.

      Each of the Portfolio Managers has trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

      None of the Portfolio Managers own any equity securities issued by All-Star.

                         PORTFOLIO SECURITY TRANSACTIONS

      Each of All-Star's Portfolio Managers has discretion to select brokers and dealers to execute portfolio transactions initiated by the Portfolio Manager for the portion of All-Star's portfolio assets allocated to it, and to select the markets in which such transactions are to be executed. The Portfolio Management Agreements with All-Star provide, in substance, that, except as provided in the following paragraph, in executing portfolio transactions and selecting brokers or dealers, the primary responsibility of the Portfolio Manager is to seek to obtain best net price and execution for All-Star. It is expected that securities will ordinarily be purchased in the primary markets, and that, in assessing the best net price and execution available to All-Star, the Portfolio Manager will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Recognizing these factors, All-Star may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction.

      The Portfolio Management Agreements also provide that BAIA has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between BAIA and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between BAIA and the Portfolio Manager) which provide, directly or through third parties, research products and services to BAIA or to All-Star. The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to BAIA through brokers and dealers executing transactions for All-Star involving brokerage commissions include performance, portfolio characteristics, investment style and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio, performance and fee and expense data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which are used by BAIA in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for All-Star and other multi-managed clients of BAIA, the assembly of a mix of investment styles appropriate to the investment objective of All-Star or such other clients, and the determination of overall portfolio strategies.

      BAIA from time to time reaches understandings with each of the Portfolio Managers as to the amount of the All-Star portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide or make available research products and services to BAIA and the commissions to be charged to All-Star in connection therewith. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

      These research products and services are used by BAIA in connection with its management of All-Star, Liberty All-Star Equity Fund, and Liberty All-Star Growth Fund, Inc., and may be used for other multi-managed clients of BAIA to the extent permitted by applicable law, regardless of the source of the brokerage commissions. In instances where BAIA receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, BAIA makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

      The Portfolio Managers are authorized to cause All-Star to pay a commission to a broker or dealer who provides research products and services to the Portfolio Manager for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Portfolio Managers must determine in good faith, however, that such commission was reasonable in relation to the value of the research products and services provided to them, viewed in terms of that particular transaction or in terms of all the client accounts (including All-Star) over which the Portfolio Manager exercises investment discretion. It is possible that certain of the services received by a Portfolio Manager attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Portfolio Manager.

      Although All-Star does not permit a Portfolio Manager to act or have an affiliate act as broker for Fund portfolio transactions initiated by it, the Portfolio Managers are permitted to place Fund portfolio transactions initiated by them with another Portfolio Manager or its broker-dealer affiliate for execution on an agency basis, provided the commission does not exceed the usual and customary broker's commission being paid to other brokers for comparable transactions and is otherwise in compliance with Rule 17e-1 under the 1940 Act.

                                      TAXES

      The following discussion of federal income tax matters, which is based on the advice of Kirkpatrick & Lockhart Nicholson Graham LLP (counsel to All-Star), together with the discussion thereof in the "Tax Matters" section of the Prospectus, is a brief summary of the material federal income tax consequences with respect to the purchase, ownership, and disposition of shares of beneficial interest in All-Star ("Shares") and does not purport to be complete or to deal with all aspects of federal taxation that may be relevant to shareholders in light of their particular circumstances. The discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service ("IRS"), and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect), and is limited to U.S. persons who hold Shares as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the federal income tax law. No ruling has been or will be obtained from the IRS regarding any matter relating to the Shares. No assurance can be given that the IRS would not assert a position contrary to any of the tax consequences described below. Prospective investors should consult their own tax advisers as to the federal income tax consequences of the purchase, ownership, and disposition of the Shares, as well as the effects of state, local, and non-U.S. tax laws.

      All-Star will elect to be, and intends to qualify for treatment each taxable year as, a regulated investment company under the Code ("RIC").
Accordingly, All-Star intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute, in accordance with the Code's timing requirements, substantially all of its investment company taxable income (generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), after reduction by any available capital loss carryforwards ("Distribution Requirement"), so as to maintain RIC status and to avoid paying any federal income tax or the 4% excise tax mentioned in the "Tax Matters" section of the Prospectus ("Excise Tax"). If All-Star qualifies as a RIC and satisfies the Distribution Requirement, it will not be subject to federal income tax on income and gains that it pays to its shareholders in the form of dividends or capital gain distributions.

      Dividends and other distributions on Shares are generally subject to federal income tax, as described in the Prospectus, to the extent they do not exceed All-Star's current and accumulated earnings and profits, even though those distributions may economically represent a return of a particular shareholder's investment. Those distributions are likely to occur with respect to Shares purchased when All-Star's net asset value reflects gains that are either unrealized, or realized but not yet distributed. Those realized gains may be required to be distributed even when All-Star's net asset value also reflects unrealized losses. Certain distributions declared in October, November, or December of any year and paid in the following January will be taxed to shareholders as if received on December 31 of that year, to the extent they do not exceed All-Star's accumulated earnings and profits. The taxability of distributions in excess thereof will be determined in the year paid. In addition, certain other distributions made after the close of All-Star's taxable year may be "spilled back" and treated as paid by All-Star (except for purposes of the Excise Tax) during that year. In that case, shareholders will be treated as having received those distributions in the taxable year in which they were actually paid.

      If the aggregate qualified dividend income (as described in the "Tax Matters" section of the Prospectus) All-Star earns during any taxable year equals 95% or more of its gross income (excluding net capital gain), then all of its dividends, other than properly designated capital gain dividends, will be eligible to be treated as qualified dividend income by its shareholders.

      Dividends and interest All-Star receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      All-Star may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, All-Star will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if All-Star distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in All-Star's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals' qualified dividend income.

      If All-Star invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, All-Star would be required to include in income each taxable year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which All-Star likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to All-Star. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to do so may not be easily obtainable.

      All-Star may elect to "mark to market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over All-Star's adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, All-Star also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock All-Star included in income for prior taxable years under the election. All-Star's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Investors should be aware that All-Star may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after All-Star acquires shares therein. While All-Star generally will seek to avoid investing in PFIC shares to avoid the tax consequences described above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses All-Star realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts All-Star derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the source-of-income requirement that applies to RICs. All-Star will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income tax and Excise Tax.

      Some futures contracts (other than "securities futures contracts," as defined in Code section 1234B(c)), foreign currency contracts with respect to which a Code section 988(a)(1)(B) election is made, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) in which All-Star may invest may be subject to Code section 1256 (collectively "section 1256 contracts"). Any section 1256 contracts All-Star holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that All-Star must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. All-Star may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, which All-Star clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also are marked-to-market for purposes of the Excise Tax.

      Under Code section 988, gains or losses (1) from the disposition of foreign currencies, (2) except in certain circumstances, from options, futures, and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (E.G., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are attributable to exchange rate fluctuations between the time All-Star accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of All-Star's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If All-Star's section 988 losses exceed other investment company taxable income during a taxable year, it would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her All-Star shares. Although All-Star values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. All-Star will do so from time to time, incurring the costs of currency conversion.

      Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which All-Star may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If All-Star makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to All-Star of straddle transactions are not entirely clear.

      When a covered call option written (sold) by All-Star expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When All-Star terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by All-Star is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

      If All-Star has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, it will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract All-Star or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and

All-Star holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is All-Star's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      All-Star may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, All-Star must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, All-Star must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because All-Star annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from All-Star's cash assets or from the proceeds of sales of its portfolio securities, if necessary. All-Star may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

                             PRINCIPAL SHAREHOLDERS

      As of September 27, 2005, all officers and Trustees of All-Star as a group owned less than 1% of All-Star's outstanding shares.

      As of , 2005, the following persons owned of record the number of shares noted below, representing the indicated percentage of All-Star's outstanding equity securities as of such date. To the knowledge of All-Star, no other person owned of record or beneficially 5% or more of All-Star's outstanding equity securities on such date.

SHAREHOLDER               NUMBER OF SHARES              PERCENTAGE OF ALL-STAR'S
                                                           OUTSTANDING SHARES
                                                                  100%

                              FINANCIAL STATEMENTS

      PricewaterhouseCoopers LLP, are the independent registered public accounting firm for All-Star. PricewaterhouseCoopers LLP provides audit and tax return review services and assistance and consultation in connection with the review of various SEC filings.

                                   APPENDIX A

                             PROXY VOTING GUIDELINES

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I.    ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs"), or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II.   PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

      (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV. (B) not to vote according to the predetermined Voting Guidelines stated in Section IV (A) or on proposals which require special, individual consideration in accordance with Section IV (C) ,

      (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements,

      (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

      (d) development and modification of Voting Procedures, as stated in
      Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III.  Conflicts of Interest

With Other Bank of America Businesses
-------------------------------------
Bank of America Corporation ("BAC", the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates) owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA
----------
Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or the Nations Funds, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts
-----------------------
CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

      1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

      2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

      3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

      4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

           o To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or hot to vote in the matter; and

           o To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                 o The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                 o Any direct, indirect or perceived influence or attempt to influence such action which the member views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

      1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

      2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

      3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV.   VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or which have the effect of diluting the value of the existing shares outstanding, or reducing shareholders' power over any company actions will be rejected.

A.    THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING
      PROXIES:

1.    Matters Relating to the Board of Directors/Corporate Governance
      ---------------------------------------------------------------

CMA generally will vote FOR:

      o Proposals for the election of directors or for an increase or decrease in the number of directors provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

      However, CMA generally will WITHHOLD votes for one or more director nominees if:

           (i) the board as proposed to be constituted would have more than one-third of directors from management; or

           (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent" as defined by applicable regulatory and listing standards; or

           (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors); or

           (iv) a director serves on more than six public company boards; or

           (v) the CEO serves on more than two public company boards other than his or her own board.

      On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

   o Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" as defined by SEC rules.

   o Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

   o Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

         o  Established governance standards and guidelines.

         o Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.
         o Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.
         o A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
         o  Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
         o The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

   o Proposals that grant or restore shareholder ability to remove directors with or without cause.

   o Proposals to permit shareholders to elect directors to fill board vacancies.

   o Proposals that encourage directors to own a minimum amount of company stock.

   o  Proposals to provide or to restore shareholder appraisal rights.

   o  Proposals to adopt cumulative voting.

   o  Proposals for the company to adopt confidential voting.


CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA will vote on a CASE-BY-CASE basis on board-approved proposals relating to corporate governance (including director and officer liability and indemnity provisions; proxy contest advance notice and expense reimbursement provisions)

CMA generally will vote AGAINST:

   o Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

   o Proposals that give management the ability to alter the size of the board without shareholder approval.

   o Proposals that provide directors may be removed only by supermajority vote.

   o  Proposals to eliminate cumulative voting.

   o Proposals which allow more than one vote per share in the election of directors.

   o Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

   o Proposals that mandate a minimum amount of company stock that directors must own.

   o  Proposals to limit the tenure of non-management directors.


2.    Compensation
      ------------

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires management to provide substantial justification for the repricing of options.

CMA generally will vote FOR:

   o Proposals requiring executive severance arrangements be submitted for shareholder ratification.

   o  Proposals asking a company to expense stock options.

   o  Proposals to put option repricings to a shareholder vote.

   o Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

   o Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

   o Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3.    Capitalization
      --------------

CMA generally will vote FOR:

   o Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or the proposal increases the authorization by more than 50% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

   o Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

   o Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

   o Proposals to reduce or change the par value of common stock provided the number of shares is also changed in order to keep the capital unchanged.


4.    Mergers, Restructurings and Other Transactions
      ----------------------------------------------

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5.    Anti-Takeover Measures
      ----------------------

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

   o CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

   o  CMA generally votes FOR shareholder proposals to eliminate a poison pill.

   o  CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

   o CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

   o CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

   o CMA will vote FOR proposals to opt out of control share acquisition statutes.

6.    Other Business Matters
      ----------------------

CMA generally will vote FOR:

   o Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

   o Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

      o  Credible reason exists to question:
         o The auditor's independence, as determined by applicable regulatory requirements.
         o The accuracy or reliability of the auditor's opinion as to the company's financial position.

      o Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

   o Proposals to change the date, time or location of the company's annual meeting of shareholders.

   o Bylaw or charter changes that are of a housekeeping nature (updates or corrections).

   o Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided. .

CMA generally will vote AGAINST:

   o Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

   o Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

CMA will vote AGAINST:

   o Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

         o Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.
         o Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

      o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

      o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7.    Investment Company Matters

Proxies will generally be voted FOR board-approved proposals, except as follows:

      o  CMA will vote on a CASE-BY-CASE basis regarding the following matters:

         o  Contested elections of directors.

         o  Approval of investment advisory and/or distribution agreements.

         o  Approval of distribution plans.

         o  Issuance of preferred stock.

         o  Conversion of the company from closed-end to open-end form.

         o  Changes in the "fundamental policies" of the company.

         o  Change in the state or form of organization of the company.

         o Mergers, acquisitions, reorganizations, liquidations or sales of all or substantially all of the assets of the company

CMA will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

      o  CMA will vote on a CASE-BY-CASE basis regarding the following matters:

         o Proposals to terminate or to submit investment advisory and/or distribution agreements for competitive bidding.

         o  Conversion of the company from closed-end to open-end form.

8.    Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE BASIS.


B.    ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group,or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C.    PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

         1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

         2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

         3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

         4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

         5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV A.

         6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

         7. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V.    VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

   o CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. . This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

   o ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

   o On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

   o ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

   o Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in
      Section IV.

      o If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

   o ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

   o Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible" clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible" clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.


VI.   Availability of Proxy Policy and Voting Record

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                           PART C -- OTHER INFORMATION


ITEM 25.   FINANCIAL STATEMENTS AND EXHIBITS

       1.     Financial Statements:
              Report of Independent Auditors.
              Statement of Assets and Liabilities.

       2.     Exhibits:

              a.    Declaration of Trust (1)

              b.    By-Laws (1)

              c.    Voting Trust Agreement - Not applicable

              d. Articles V, VI, VIII and IX of the Declaration of Trust and Articles III, IX, XI, XII and XIII of the By-Laws

              e.    Dividend Reinvestment Plan (to be filed)

              f.    Rights of Holders of Long-Term Debt - Not applicable

              g.    (1) Form of Fund Management Agreement (2)

                    (2) Form of Portfolio Management Agreement (2)

              h.    (1) Form of Underwriting Agreement (to be filed)

                    (2) Master Agreement among Underwriters (to be filed)

                    (3) Dealer Agreement (to be filed)

              i.    Bonus, Profit Sharing, Pension Contracts (None)

              j.    Form of Custodian Agreement (2)

              k.    (1)   Form of Transfer  Agency and Service  Agreement (to be
                          filed)

                    (2)   Form of Pricing and Bookkeeping Agreement (2)

              l.    Opinion and Consent of Counsel (to be filed)

              m.    Consent to Service of Process - Not applicable

              n.    Consent of Independent Auditors (to be filed)

              o.    Omitted Financial Statements (None)

              p.    Letter of Investment Intent (to be filed)

              q.    Model Retirement Plan - Not applicable

              r.    Code of Ethics

                    (1) Code of Ethics of Liberty All-Star Mid-Cap Fund (to be filed)

                    (2) Code of Ethics of Bank of America Investment Advisors, Inc., formerly known as Liberty Asset Management Company (2)

                    (3)   Code of Ethics of Fiduciary Management, Inc. (2)

                    (4)   Code of Ethics of Mazama Capital Management, Inc. (2)

                    (5)   Code of Ethics of M A. Weatherbie & Co., Inc. (2)

                    (6)   Code  of  Ethics  of  Schneider   Capital   Management
                          Corporation (2)

                    (7)   Code of Ethics of Sasco Capital, Inc. (2)



-----------------------

(1) Incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed on March 22, 2005 (File Nos. 333-123502 and 811-21733) SEC
Accession No. 0000898432-05-000262.

(2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2 filed on June 23, 2005 (File Nos. 333-123502 and 811-21733) SEC Accession No. 0000898432-05-000508.


ITEM 26.  MARKETING ARRANGEMENTS

     (To be provided by amendment)

ITEM 27.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

      Securities and Exchange Commission Fees...............      $ [      ]
      New York Stock Exchange Listing Fees..................        [      ]
      NASD, Inc. Fees   ....................................        [      ]
      Federal Taxes     ....................................        [      ]
      State Taxes and Fees..................................        [      ]
      Printing and Engraving Expenses.......................        [      ]
      Legal Fees        ....................................        [      ]
      Trustee Fees      ....................................        [      ]
      Accounting Expenses...................................        [      ]
      Miscellaneous Expenses................................        [      ]

            Total       ....................................      $ [      ]
                                                                  ==========

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      (To be provided by amendment)

ITEM 29.  NUMBER OF HOLDERS OF SECURITIES

                                            Number of Record Stockholders as of
            Title of Class                        September [    ], 2005
            --------------                        ----------------------

      Shares of beneficial interest, no par value          None

ITEM 30.  INDEMNIFICATION

      Provisions of Article V of the Declaration of Trust states:

SECTION 5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. All Persons dealing or contracting with the Trustees as such or with the Trust or having any claim against the Trust shall have recourse only to the Trust for the payment of their claims or for the payment or satisfaction of claims, obligations or liabilities arising our of such dealings or contracts. No Trustee, officer, employee or agent of the Trust whether past, present or future, shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonable incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     SECTION 5.2 NON-LIABILITY OF TRUSTEE, ETC. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of his office.

     SECTION 5.3 MANDATORY INDEMNIFICATION. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonable incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

            (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust

            (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

            (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

            (B)    by written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such Person. Noting contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either

            (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

            (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission, and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

     SECTION 5.4 NO BOND REQUIRED OF TRUSTEES. No Trustee shall be obligated to give any bond or other security for the performance of any of his duties hereunder.

     SECTION 5.5 NO DUTY OF INVESTIGATION; NOTICE IN TRUST INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of the Trust under any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the trust estate, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

     SECTION 5.6 RELIANCE ON EXPERTS, ETC. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon any opinion of counsel, or upon reports made to the trust by any of its officers or employees selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

     Provisions of Section 7 of the Fund Management Agreement states:

Liabilities of the Manager.
---------------------------

A. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

B. No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or the Manager, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.


ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Banc of America Investment Advisors, Inc., formerly known as Liberty Asset Management Company, the Registrant's Fund Manager, was organized on August 16, 1985 and is primarily engaged in the corporate administration of and the provision of its multi-management services for the Registrant, Liberty All-Star Equity Fund, and Liberty All-Star Growth Fund, other multi-managed closed-end investment companies. It also provides its multi-management services to Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company which serves as an investment vehicle for variable annuity contracts issued by affiliated insurance companies.

     Information regarding the business of Banc of America Investment Advisors, Inc. and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and its Form ADV dated August 9, 2005 File No. 801- 26296, filed with the Securities and Exchange Commission and is incorporated herein by reference.

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder with respect to the Registrant are maintained at its principal executive offices at 100 Federal Street, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 33.  MANAGEMENT SERVICES

     None.

ITEM 34.  UNDERTAKINGS

     1. The Registrant hereby undertakes to suspend the offering of its shares until it amends its Prospectus if:

            (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or

            (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

     2.     N/A

     3.     N/A

     4.     N/A

     5.     The Registrant hereby undertakes that:

            (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

            (2) For the purposes of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial BONA FIDE offering thereof.

     6. The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 28th day of September, 2005.

                                        LIBERTY ALL-STAR MID-CAP FUND


                                        By:   /s/ William R. Parmentier Jr.*
                                              --------------------------------

                                              Name:   William R. Parmentier Jr.
                                              Title:  President and Chief
                                                      Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                Title                    Date
---------                                -----                    ----

/s/ William R. Parmentier Jr.*    President and Chief       September 28, 2005
------------------------------     Executive Officer
William R. Parmentier Jr.

/s/ Michael G. Clarke*          Chief Accounting Officer    September 28, 2005
------------------------------
Michael G. Clarke

/s/ J. Kevin Connaughton *      Treasurer and Principal     September 28, 2005
------------------------------     Financial Officer
J. Kevin Connaughton

/s/  David A, Rozenson*                Secretary            September 28, 2005
------------------------------
David A. Rozenson

/s/  John J. Neuhauser*                 Trustee             September 28, 2005
------------------------------
John J. Neuhauser

/s/  Richard W. Lowry*            Chairman and Trustee      September 28, 2005
------------------------------
Richard W. Lowry

/s/  John A. Benning*                   Trustee             September 28, 2005
------------------------------
John A. Benning

/s/  William E. Mayer*                  Trustee             September 28, 2005
------------------------------
William E. Mayer

Signature                                Title                    Date
---------                                -----                    ----

/s/ Thomas W. Brock                     Trustee             September 28, 2005
------------------------------
Thomas W. Brock


* Signed by Kathy Kresch Ingber pursuant to Powers of Attorney filed herewith and in the Registrant's Pre-Effective Amendment No. 1 filed on June 23, 2005, Edgar Accession No. 0000898432-05-000508.

                                POWER OF ATTORNEY

     That the undersigned officers and trustees of Liberty All-Star Mid-Cap Fund (the "Fund"), hereby nominate, constitute and appoint each of Clifford J. Alexander, Kathy Kresch Ingber, Cameron S. Avery, J. Kevin Connaughton, Ryan C. Larrenaga, David A. Rozenson, William R. Parmentier, Jr. and Stacy H. Winick, each of them singly, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and re-substitution, for him/her and on his/her behalf, and in his/her name and in his/her capacity as officer/trustee of the Fund, to make, execute and sign any and all amendments to the Fund's registration statement on Form N-2, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of capital stock of the Fund, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys-in-fact, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do. The undersigned officers and directors hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the undersigned officers and directors have hereunto set their hands and seals in the City of Boston, Commonwealth of Massachusetts, on the dates indicated.



/s/  Thomas W. Brock                    Trustee            August 9, 2005
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Thomas W. Brock                                            Date